Quarterly Portfolios of Investments
International & Global Funds
January 31, 2022
International & Global Funds	Retirement Class	Institutional Class	Administrative Class	Investor Class

Harbor Diversified International All Cap Fund	HNIDX	HAIDX	HRIDX	HIIDX
Harbor Emerging Markets Equity Fund	HNEMX	HAEMX	HREMX	HIEEX
Harbor Focused International Fund	HNFRX	HNFSX	HNFDX	HNFIX
Harbor Global Leaders Fund	HNGIX	HGGAX	HRGAX	HGGIX
Harbor International Fund	HNINX	HAINX	HRINX	HIINX
Harbor International Growth Fund	HNGFX	HAIGX	HRIGX	HIIGX
Harbor International Small Cap Fund	HNISX	HAISX	HRISX	HIISX
Harbor Overseas Fund	HAORX	HAOSX	HAOAX	HAONX

Harbor Diversified International All Cap Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—97.0%
Shares		Value
AEROSPACE & DEFENSE—0.8%
19,415	Airbus SE (France)*	$2,479
336,334	BAE Systems plc (United Kingdom)	2,632
1,475,028	Rolls-Royce Holdings plc (United Kingdom)*	2,312
12,939	Thales SA (France)	1,194
		8,617
AIR FREIGHT & LOGISTICS—0.1%
25,781	Oesterreichische Post AG (Austria)	1,082
AIRLINES—0.5%
165,245	Air Canada (Canada)*	2,972
237,329	EasyJet plc (United Kingdom)*	2,005
336,893	Qantas Airways Ltd. (Australia)*	1,153
		6,130
AUTO COMPONENTS—0.7%
25,500	Bridgestone Corp. (Japan)	1,117
258,054	Gestamp Automocion SA (Spain)*,1	1,162
202,263	Johnson Electric Holdings Ltd. (Hong Kong)	344
33,670	Magna International Inc. (Canada)	2,713
60,500	Sumitomo Electric Industries Ltd. (Japan)	802
18,100	Toyota Industries Corp. (Japan)	1,412
		7,550
AUTOMOBILES—0.8%
29,832	Bayerische Motoren Werke AG (Germany)	3,157
314,200	Toyota Motor Corp. (Japan)	6,210
		9,367
BANKS—9.8%
224,830	Australia & New Zealand Banking Group Ltd. (Australia)	4,249
648,666	Bank of Ireland Group plc (Ireland)*	4,372
64,133	Bank of Nova Scotia (Canada)	4,619
3,471,231	Barclays plc (United Kingdom)	9,313
117,275	BNP Paribas SA (France)	8,372
934,790	CaixaBank SA (Spain)	3,008
37,278	Capitec Bank Holdings Ltd. (South Africa)	4,908
39,153	Close Brothers Group plc (United Kingdom)	680
22,773	Danske Bank AS (Denmark)	442
191,947	DBS Group Holdings Ltd. (Singapore)	5,042
92,780	DNB Bank ASA (Norway)	2,208
53,500	Fukuoka Financial Group Inc. (Japan)	1,051
226,199	HDFC Bank Ltd. ADR (India)[2]	15,524
213,962	HSBC Holdings plc (Hong Kong)	1,518
275,822	Intesa Sanpaolo SpA (Italy)	820
10,381,060	Lloyds Banking Group plc (United Kingdom)	7,204
19,750,400	PT Bank Central Asia TBK (Indonesia)	10,505
1,446,200	Resona Holdings Inc. (Japan)	6,215
351,307	Standard Chartered plc (United Kingdom)	2,558
51,000	Sumitomo Mitsui Financial Group Inc. (Japan)	1,837
95,200	Sumitomo Mitsui Trust Holdings Inc. (Japan)	3,292
303,831	Svenska Handelsbanken AB (Sweden)	3,238
351,932	UniCredit SpA (Italy)	5,593
113,382	United Overseas Bank Ltd. (Singapore)	2,534
		109,102
BEVERAGES—2.2%
37,227	Anheuser-Busch InBev SA (Belgium)	2,347
17,016	Carlsberg AS (Denmark)	2,755
31,228	Coca-Cola Europacific Partners plc (United States)	1,785
134,672	Davide Campari-Milano NV (Italy)	1,691
107,769	Diageo plc (United Kingdom)	5,438
COMMON STOCKS—Continued
Shares		Value
BEVERAGES—Continued
43,707	Heineken NV (Netherlands)	$4,687
299,100	Kirin Holdings Co. Ltd. (Japan)	4,794
4,098	Pernod Ricard SA (France)	877
		24,374
BUILDING PRODUCTS—1.3%
218,524	Assa Abloy AB Class B (Sweden)	5,984
8,339	Geberit AG (Switzerland)	5,666
248,876	GWA Group Ltd. (Australia)	446
114,200	LIXIL Group Corp. (Japan)	2,614
		14,710
CAPITAL MARKETS—2.6%
319,385	3i Group plc (United Kingdom)	5,948
209,579	Brookfield Asset Management Inc. (Canada)	11,541
118,200	Daiwa Securities Group Inc. (Japan)	712
147,866	IG Group Holdings plc (United Kingdom)	1,628
73,200	JAFCO Group Co. Ltd. (Japan)	1,169
484,663	Jupiter Fund Management plc (United Kingdom)	1,504
654,700	Nomura Holdings Inc. (Japan)	2,892
20,838	Rathbone Brothers plc (United Kingdom)	526
137,627	St. James's Place plc (United Kingdom)	2,841
32,880	UBS Group AG (Switzerland)*	610
		29,371
CHEMICALS—1.2%
179,200	Air Water Inc. (Japan)	2,731
59,477	BASF SE (Germany)	4,555
28,800	Nissan Chemical Corp. (Japan)	1,563
85,864	Orica Ltd. (Australia)	851
91,700	SKSHU Paint Co. Ltd. (China)	1,536
23,400	Sumitomo Bakelite Co. Ltd. (Japan)	1,128
21,100	Tokyo Ohka Kogyo Co. Ltd. (Japan)	1,250
		13,614
COMMERCIAL SERVICES & SUPPLIES—1.4%
15,400	AEON Delight Co. Ltd. (Japan)	417
6,693	Befesa SA (Germany)*,1	473
212,661	Brambles Ltd. (Australia)	1,461
1,103,894	Cleanaway Waste Management Ltd. (Australia)	2,253
26,289	Elis SA (France)*	480
337,725	HomeServe plc (United Kingdom)	3,481
78,749	Ritchie Bros Auctioneers Inc. (Canada)	4,800
1,212,338	Serco Group plc (United Kingdom)	2,193
		15,558
CONSTRUCTION & ENGINEERING—1.1%
49,780	Boskalis Westminster NV (Netherlands)	1,409
22,026	Ferrovial SA (Spain)	612
199,200	Infroneer Holdings Inc. (Japan)	1,836
370,200	Obayashi Corp. (Japan)	2,999
291,300	Penta-Ocean Construction Co. Ltd. (Japan)	1,618
176,617	SNC-Lavalin Group Inc. (Canada)	3,895
		12,369
CONSTRUCTION MATERIALS—1.2%
16,670	CRH plc (Ireland)	841
316,907	Fletcher Building Ltd. (New Zealand)	1,348
66,943	Holcim Ltd. (Switzerland)*	3,628
5,914	Imerys SA (France)	272
42,978	James Hardie Industries PLC CDI (Australia)*,2	1,447
150,800	Taiheiyo Cement Corp. (Japan)	3,000

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—Continued
9,251	Vicat SA (France)	$383
82,789	Wienerberger AG (Austria)	2,998
		13,917
CONSUMER FINANCE—0.1%
340,491	International Personal Finance plc (United Kingdom)	576
465,404	Non-Standard Finance plc (United Kingdom)*,1	14
246,793	Provident Financial plc (United Kingdom)*	1,047
		1,637
CONTAINERS & PACKAGING—0.4%
550,837	DS Smith plc (United Kingdom)	2,813
153,500	Toyo Seikan Group Holdings Ltd. (Japan)	1,870
		4,683
DISTRIBUTORS—0.3%
257,481	Inchcape plc (United Kingdom)	2,936
DIVERSIFIED FINANCIAL SERVICES—1.0%
1,157,551	AMP Ltd. (Australia)*	722
756,050	Chailease Holding Co. Ltd. (Taiwan)	6,935
163,850	Challenger Ltd. (Australia)	669
22,049	Macquarie Group Ltd. (Australia)	2,882
		11,208
DIVERSIFIED TELECOMMUNICATION SERVICES—1.7%
46,338	BCE Inc. (Canada)	2,421
84,226	Deutsche Telekom AG (Germany)	1,590
719,997	Koninklijke KPN NV (Netherlands)	2,375
320,300	Nippon Telegraph & Telephone Corp. (Japan)	9,166
876,400	Singapore Telecommunications Ltd. (Singapore)	1,589
483,888	Telstra Corp. Ltd. (Australia)	1,345
		18,486
ELECTRIC UTILITIES—0.2%
26,256	Orsted AS (Denmark)[1]	2,797
ELECTRICAL EQUIPMENT—2.5%
111,876	ABB Ltd. (Switzerland)	3,879
272,859	Havells India Ltd. (India)*	4,373
57,574	Legrand SA (France)	5,859
161,000	Mitsubishi Electric Corp. (Japan)	2,016
27,643	Schneider Electric SE (France)	4,683
282,249	Vestas Wind Systems AS (Denmark)	7,638
		28,448
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
651,315	Delta Electronics Inc. (Taiwan)	6,425
18,100	Kyocera Corp. (Japan)	1,116
11,300	Omron Corp. (Japan)	826
55,200	TDK Corp. (Japan)	1,994
		10,361
ENERGY EQUIPMENT & SERVICES—0.3%
295,691	John Wood Group plc (United Kingdom)*	890
116,537	Petrofac Ltd. (United Kingdom)*	187
1,057,349	Saipem SpA (Italy)*	1,617
18,783	Technip Energies NV (France)*	288
		2,982
ENTERTAINMENT—0.6%
25,917	CTS Eventim AG & Co. KGaA (Germany)*	1,842
58,633	Modern Times Group MTG AB Class B (Sweden)*	785
COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—Continued
2,100	Nintendo Co. Ltd. (Japan)	$1,029
13,672	Sea Ltd. ADR (Singapore)*,2	2,055
17,600	Toho Co. Ltd. (Japan)	682
		6,393
FOOD & STAPLES RETAILING—3.1%
126,691	Alimentation Couche-Tard Inc. (Canada)	5,110
238,598	Bid Corp. Ltd. (South Africa)	5,157
250,895	Clicks Group Ltd. (South Africa)	4,804
105,967	Koninklijke Ahold Delhaize NV (Netherlands)	3,436
75,412	Loblaw Cos. Ltd. (Canada)	5,818
23,400	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	801
259,688	Metcash Ltd. (Australia)	729
70,800	Seven & I Holdings Co. Ltd. (Japan)	3,601
545,557	Tesco plc (United Kingdom)	2,191
147,401	X5 Retail Group NV GDR (Russia)[2]	3,308
		34,955
FOOD PRODUCTS—1.8%
1,596,000	China Mengniu Dairy Co. Ltd. (China)*	9,433
1,691,800	Delfi Ltd. (Singapore)	917
211,992	Devro plc (United Kingdom)	634
796,000	First Pacific Co. Ltd. (Hong Kong)	307
20,300	Fuji Oil Holdings Inc. (Japan)	411
63,900	Megmilk Snow Brand Co. Ltd. (Japan)	1,138
45,800	NH Foods Ltd. (Japan)	1,766
45,200	Nippon Suisan Kaisha Ltd. (Japan)	212
55,000	Toyo Suisan Kaisha Ltd. (Japan)	2,253
29,909	Viscofan SA (Spain)	1,814
18,100	Yakult Honsha Co. Ltd. (Japan)	918
		19,803
HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
44,261	Coloplast AS Class B (Denmark)	6,437
1,144,691	ConvaTec Group plc (United Kingdom)[1]	2,718
85,055	Demant AS (Denmark)*	3,763
50,213	Getinge AB Class B (Sweden)	1,963
62,069	GN Store Nord AS (Denmark)	3,756
80,040	Koninklijke Philips NV (Netherlands)	2,662
36,186	Smith & Nephew plc (United Kingdom)	615
7,925	Sonova Holding AG (Switzerland)	2,823
		24,737
HEALTH CARE PROVIDERS & SERVICES—0.7%
29,500	Alfresa Holdings Corp. (Japan)	421
26,122	Amplifon SpA (Italy)	1,110
68,211	Fresenius Medical Care AG & Co. KGaA (Germany)	4,638
100,200	MediPAL Holdings Corp. (Japan)	1,803
		7,972
HOTELS, RESTAURANTS & LEISURE—2.8%
41,162	Aristocrat Leisure Ltd. (Australia)	1,193
43,658	Carnival plc (United Kingdom)*	801
288,786	Compass Group plc (United Kingdom)*	6,563
261,185	Entain plc (United Kingdom)*	5,655
43,384	Flutter Entertainment plc (United Kingdom)*	6,610
297,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	1,720
12,797	InterContinental Hotels Group plc (United Kingdom)*	846
51,678	Playtech plc (United Kingdom)*	407
1,199,531	SSP Group plc (United Kingdom)*	4,451
772,375	TUI AG (Germany)*	2,673
		30,919

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—0.3%
91,453	Barratt Developments plc (United Kingdom)	$761
40,900	Casio Computer Co. Ltd. (Japan)	512
61,400	Sekisui Chemical Co. Ltd. (Japan)	1,073
755,239	Taylor Wimpey plc (United Kingdom)	1,549
		3,895
HOUSEHOLD PRODUCTS—0.4%
59,299	Reckitt Benckiser Group plc (United Kingdom)	4,805
INDUSTRIAL CONGLOMERATES—1.8%
143,500	CK Hutchison Holdings Ltd. (Hong Kong)	1,020
33,552	DCC plc (United Kingdom)	2,821
229,600	Hitachi Ltd. (Japan)	11,934
51,200	Jardine Matheson Holdings Ltd. (Hong Kong)	3,024
169,100	Nisshinbo Holdings Inc. (Japan)	1,408
		20,207
INSURANCE—6.2%
72,709	Admiral Group plc (United Kingdom)	3,092
1,723,600	AIA Group Ltd. (Hong Kong)	17,994
176,510	AXA SA (France)	5,590
332,400	Dai-ichi Life Holdings Inc. (Japan)	7,482
18,503	Fairfax Financial Holdings Ltd. (Canada)	8,935
79,500	Great Eastern Holdings Ltd. (Singapore)	1,244
5,916	Hannover Rueck SE (Germany)	1,193
5,244	Helvetia Holding AG (Switzerland)	659
77,369	Hiscox Ltd. (United Kingdom)	1,017
439,000	Japan Post Holdings Co. Ltd. (Japan)	3,747
1,024,623	Porto Seguro SA (Brazil)*	3,826
89,305	Prudential plc (United Kingdom)	1,505
20,300	Prudential plc (Hong Kong)	340
335,043	QBE Insurance Group Ltd. (Australia)	2,660
109,558	Sampo OYJ (Finland)	5,438
48,400	Sompo Holdings Inc. (Japan)	2,265
37,600	Tokio Marine Holdings Inc. (Japan)	2,244
		69,231
INTERACTIVE MEDIA & SERVICES—1.3%
258,404	Auto Trader Group plc (United Kingdom)[1]	2,342
21,899	Baidu Inc. ADR (China)*,2	3,498
89,095	Carsales.com Ltd. (Australia)	1,409
81,051	Domain Holdings Australia Ltd. (Australia)	272
759,512	Rightmove plc (United Kingdom)	6,694
		14,215
INTERNET & DIRECT MARKETING RETAIL—2.0%
29,510	Cazoo Group Ltd. (United States)*	140
93,287	HelloFresh SE (Germany)*	6,211
25,400	Just Eat Takeaway.com NV (Netherlands)*,1	1,254
66,150	Naspers Ltd. (South Africa)	10,693
382,813	Vipshop Holdings Ltd. ADR (China)*,2	3,564
		21,862
IT SERVICES—3.2%
15,446	Alten SA (France)	2,519
2,310,591	Capita plc (United Kingdom)*	994
71,853	Edenred (France)	3,086
318,857	Infosys Ltd. ADR (India)[2]	7,516
79,200	NEC Corp. (Japan)	3,090
52,300	NET One Systems Co. Ltd. (Japan)	1,242
38,700	NS Solutions Corp. (Japan)	1,101
210,900	NTT Data Corp. (Japan)	4,043
6,249	Reply SpA (Italy)	1,050
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
95,700	SCSK Corp. (Japan)	$1,619
196,547	Tata Consultancy Services Ltd. (India)	9,920
		36,180
LEISURE PRODUCTS—1.1%
14,400	Bandai Namco Holdings Inc. (Japan)	1,012
447,386	Giant Manufacturing Co. Ltd. (Taiwan)	5,182
155,100	Sega Sammy Holdings Inc. (Japan)	2,604
112,876	Spin Master Corp. (Canada)*,1	3,881
		12,679
LIFE SCIENCES TOOLS & SERVICES—0.4%
41,964	Eurofins Scientific SE (France)	4,213
7,627	Gerresheimer AG (Germany)	685
		4,898
MACHINERY—3.5%
15,725	Andritz AG (Austria)	837
361,411	CNH Industrial NV (Italy)	5,509
16,300	Daifuku Co. Ltd. (Japan)	1,132
92,408	Fluidra SA (Spain)*	2,942
15,277	GEA Group AG (Germany)	722
68,799	Iveco Group NV (Italy)*	732
14,000	Mitsubishi Heavy Industries Ltd. (Japan)	380
108,000	NSK Ltd. (Japan)	737
136,205	Rotork plc (United Kingdom)	626
149,519	Sandvik AB (Sweden)	3,937
861,100	Sany Heavy Industry Co. Ltd. (China)	2,750
29,730	Stabilus SA (Germany)	2,002
481,000	Techtronic Industries Co. Ltd. (Hong Kong)	7,936
102,858	Wartsila OYJ ABP (Finland)	1,270
3,997,000	Weichai Power Co. Ltd. (China)	7,253
		38,765
MARINE—0.1%
208,795	Irish Continental Group plc (Ireland)*	1,039
MEDIA—1.8%
43,649	Euromoney Institutional Investor plc (United Kingdom)	541
212,600	Fuji Media Holdings Inc. (Japan)	2,145
18,321	Future plc (United Kingdom)	781
78,200	Hakuhodo DY Holdings Inc. (Japan)	1,198
122,440	Informa plc (United Kingdom)*	926
2,301,963	ITV plc (United Kingdom)*	3,521
87,055	JCDecaux SA (France)*	2,383
44,248	MediaSet Espana Comunicacion SA (Spain)*	207
146,120	Nippon Television Holdings Inc. (Japan)	1,526
42,975	Nordic Entertainment Group AB (Sweden)*	1,664
25,199	Schibsted ASA Class A (Norway)	747
10,754	Schibsted ASA Class B (Norway)	282
70,300	TBS Holdings Inc. (Japan)	1,051
229,951	WPP plc (United Kingdom)	3,606
		20,578
METALS & MINING—5.9%
127,658	Acerinox SA (Spain)	1,627
260,601	African Rainbow Minerals Ltd. (South Africa)	3,881
32,923	Anglo American Platinum Ltd. (South Africa)	3,989
159,322	ArcelorMittal SA (France)	4,732
330,602	Barrick Gold Corp. (Canada)	6,328
146,001	BHP Group Ltd. (Australia)	4,682
98,363	BlueScope Steel Ltd. (Australia)	1,289
19,000	Dowa Holdings Co. Ltd. (Japan)	824

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
488,143	Evolution Mining Ltd. (Australia)	$1,226
173,012	First Quantum Minerals Ltd. (Canada)	4,261
29,139	Franco-Nevada Corp. (Canada)	3,853
1,253,758	Glencore plc (United Kingdom)*	6,531
129,446	Newcrest Mining Ltd. (Australia)	2,008
72,593	Rio Tinto plc (United Kingdom)	5,117
346,989	Severstal PJSC GDR (Russia)[2]	6,756
128,059	Southern Copper Corp. (Peru)	8,182
23,700	Sumitomo Metal Mining Co. Ltd. (Japan)	1,095
		66,381
MULTILINE RETAIL—0.1%
70,800	Marui Group Co. Ltd. (Japan)	1,366
OIL, GAS & CONSUMABLE FUELS—3.2%
930,253	Beach Energy Ltd. (Australia)	983
2,730,439	BP plc (United Kingdom)	14,154
157,098	Canadian Natural Resources Ltd. (Canada)	7,991
251,764	Equinor ASA (Norway)	6,940
256,867	PrairieSky Royalty Ltd. (Canada)	3,306
483,876	Santos Ltd. (Australia)	2,465
		35,839
PAPER & FOREST PRODUCTS—0.2%
521,000	Oji Holdings Corp. (Japan)	2,773
PERSONAL PRODUCTS—1.5%
526,940	Dabur India Ltd. (India)	3,812
305,209	L'Occitane International SA (Hong Kong)	1,204
553,047	Marico Ltd. (India)	3,600
100,324	Unilever plc (United Kingdom)	5,145
1,267,000	Uni-President Enterprises Corp. (Taiwan)	3,105
		16,866
PHARMACEUTICALS—2.5%
116,047	Novo Nordisk AS (Denmark)	11,543
33,996	Roche Holding AG (Switzerland)	13,156
12,600	Sawai Group Holdings Co. Ltd. (Japan)	477
21,000	Takeda Pharmaceutical Co. Ltd. (Japan)	609
69,900	Tsumura & Co. (Japan)	1,983
		27,768
PROFESSIONAL SERVICES—2.7%
66,860	Adecco Group AG (Switzerland)	3,185
146,853	ALS Ltd. (Australia)	1,233
72,589	Experian plc (United Kingdom)	3,032
1,828,413	Hays plc (United Kingdom)	3,563
97,867	Intertek Group plc (United Kingdom)	7,102
103,384	IPH Ltd. (Australia)	600
80,400	Nomura Co. Ltd. (Japan)	644
129,061	PageGroup plc (United Kingdom)*	1,018
38,400	Persol Holdings Co. Ltd. (Japan)	991
11,220	Randstad NV (Netherlands)	730
164,836	RELX plc (United Kingdom)	5,070
75,549	RWS Holdings plc (United Kingdom)	514
24,300	TechnoPro Holdings Inc. (Japan)	622
5,207	Teleperformance (France)	1,961
		30,265
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
58,000	Daiwa House Industry Co. Ltd. (Japan)	1,693
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
78,576	Singapore Land Group Ltd (Singapore)	$151
189,500	Swire Pacific Ltd. (Hong Kong)	1,148
		2,992
ROAD & RAIL—0.8%
84,650	Canadian Pacific Railway Ltd. (Canada)	6,056
24,000	East Japan Railway Co. (Japan)	1,370
238,177	National Express Group plc (United Kingdom)*	808
91,500	Senko Group Holdings Co. Ltd. (Japan)	735
		8,969
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.3%
65,200	ASM Pacific Technology Ltd. (Hong Kong)	652
14,185	ASML Holding NV (Netherlands)	9,608
181,000	MediaTek Inc. (Taiwan)	7,189
177,000	Renesas Electronics Corp. (Japan)*	2,031
24,000	ROHM Co. Ltd. (Japan)	2,022
72,667	SK Hynix Inc. (South Korea)	7,522
814,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	18,821
		47,845
SOFTWARE—0.7%
4,297	Constellation Software Inc. (Canada)	7,401
SPECIALTY RETAIL—1.4%
4,172,200	Esprit Holdings Ltd. (Hong Kong)*	392
2,613,933	Pepkor Holdings Ltd. (South Africa)[1]	3,854
239,793	Pets at Home Group plc (United Kingdom)	1,388
116,138	WH Smith plc (United Kingdom)*	2,606
900,500	Zhongsheng Group Holdings Ltd (China)	6,918
		15,158
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.0%
604,000	Advantech Co. Ltd. (Taiwan)	8,372
21,637	Logitech International SA (Switzerland)	1,818
20,152	Quadient SA (France)	412
180,404	Samsung Electronics Co Ltd. (South Korea)	11,221
		21,823
TEXTILES, APPAREL & LUXURY GOODS—3.3%
14,027	Adidas AG (Germany)	3,849
60,700	ASICS Corp. (Japan)	1,178
42,425	Cie Financiere Richemont SA (Switzerland)	6,166
31,710	EssilorLuxottica SA (France)	5,999
59,127	Gildan Activewear Inc. (Canada)	2,354
711,000	Li Ning Co. Ltd. (China)	6,938
59,600	Onward Holdings Co. Ltd. (Japan)	149
288,300	Samsonite International SA (Hong Kong)*,1	603
416,100	Shenzhou International Group Holdings Ltd. (China)	7,721
1,666,746	Stella International Holdings Ltd. (Hong Kong)	1,855
		36,812
THRIFTS & MORTGAGE FINANCE—0.9%
282,547	Housing Development Finance Corp. Ltd. (India)*	9,629
TOBACCO—0.2%
14,840	British American Tobacco plc (United Kingdom)	633
252,134	Swedish Match AB (Sweden)	1,951
		2,584
TRADING COMPANIES & DISTRIBUTORS—1.6%
468,700	BOC Aviation Ltd. (China)[1]	3,941

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
51,542	Brenntag SE (Germany)	$4,416
117,530	Bunzl plc (United Kingdom)	4,402
110,079	Finning International Inc. (Canada)	3,069
60,800	ITOCHU Corp. (Japan)	1,953
		17,781
TRANSPORTATION INFRASTRUCTURE—0.7%
97,976	Getlink SE (France)	1,546
347,183	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)*	4,782
46,400	Mitsubishi Logistics Corp. (Japan)	1,120
		7,448
WIRELESS TELECOMMUNICATION SERVICES—0.3%
33,900	KDDI Corp. (Japan)	1,083
37,874	Rogers Communications Inc. (Canada)	1,921
		3,004
TOTAL COMMON STOCKS
(Cost $944,303)		1,085,136

PREFERRED STOCKS—0.3%
(Cost $2,556)
Shares		Value
AUTOMOBILES—0.3%
14,749	Volkswagen AG (Germany)	$3,072
TOTAL INVESTMENTS—97.3%
(Cost $946,859)		1,088,208
CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		30,484
TOTAL NET ASSETS—100.0%		$1,118,692

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$37,286	$—	$37,286
Europe	10,796	467,787	—	478,583
Latin America	16,790	—	—	16,790
Middle East/Central Asia	23,039	31,335	—	54,374
North America	105,167	—	—	105,167
Pacific Basin	9,117	383,819	—	392,936
Preferred Stocks
Europe	—	3,072	—	3,072
Total Investments in Securities	$164,909	$923,299	$—	$1,088,208
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2022. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 01/31/2022 (000s)	Unrealized Gain/ Loss as of 01/31/2022 (000s)
Common Stocks	$3,372	$227	$(345)	$—	$50	$(422)	$—	$(2,882)	$—	$—

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2022, the aggregate value of these securities was $23,039 or 2% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

h	Transferred from Level 3 to Level 2 due to availability of observable market data for pricing
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Emerging Markets Equity Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—99.2%
Shares		Value
BANKS—10.1%
2,760	Capitec Bank Holdings Ltd. (South Africa)	$363
16,680	HDFC Bank Ltd. ADR (India)[1]	1,145
1,462,500	PT Bank Central Asia TBK (Indonesia)	778
		2,286
CHEMICALS—0.5%
6,800	SKSHU Paint Co. Ltd. (China)	114
2,684,000	Tianhe Chemicals Group Ltd. (Hong Kong)*	—[x]
		114
DIVERSIFIED FINANCIAL SERVICES—2.3%
55,500	Chailease Holding Co. Ltd. (Taiwan)	509
ELECTRICAL EQUIPMENT—1.4%
20,205	Havells India Ltd. (India)*	324
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.1%
48,000	Delta Electronics Inc. (Taiwan)	474
ENTERTAINMENT—0.7%
1,008	Sea Ltd. ADR (Singapore)*,1	152
FOOD & STAPLES RETAILING—4.4%
17,649	Bid Corp. Ltd. (South Africa)	381
18,579	Clicks Group Ltd. (South Africa)	356
10,902	X5 Retail Group NV GDR (Russia)[1]	245
		982
FOOD PRODUCTS—3.5%
118,000	China Mengniu Dairy Co. Ltd. (China)*	697
170,700	Delfi Ltd. (Singapore)	93
		790
HOUSEHOLD DURABLES—3.2%
61,266	Midea Group Co. Ltd. (China)	712
INSURANCE—6.0%
103,400	AIA Group Ltd. (Hong Kong)	1,080
75,557	Porto Seguro SA (Brazil)*	282
		1,362
INTERACTIVE MEDIA & SERVICES—1.1%
1,615	Baidu Inc. ADR (China)*,1	258
INTERNET & DIRECT MARKETING RETAIL—4.6%
4,860	Naspers Ltd. (South Africa)	785
28,014	Vipshop Holdings Ltd. ADR (China)*,1	261
		1,046
IT SERVICES—5.7%
23,513	Infosys Ltd. ADR (India)[1]	554
14,572	Tata Consultancy Services Ltd. (India)	736
		1,290
LEISURE PRODUCTS—1.7%
33,628	Giant Manufacturing Co. Ltd. (Taiwan)	389
MACHINERY—5.8%
63,200	Sany Heavy Industry Co. Ltd. (China)	202
34,500	Techtronic Industries Co. Ltd. (Hong Kong)	569
296,000	Weichai Power Co. Ltd. (China)	537
		1,308
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—8.9%
19,298	African Rainbow Minerals Ltd. (South Africa)	$287
2,438	Anglo American Platinum Ltd. (South Africa)	296
12,657	First Quantum Minerals Ltd. (Canada)	312
25,587	Severstal PJSC GDR (Russia)[1]	498
9,443	Southern Copper Corp. (Peru)	603
		1,996
PERSONAL PRODUCTS—3.5%
39,289	Dabur India Ltd. (India)	284
40,953	Marico Ltd. (India)	267
94,000	Uni-President Enterprises Corp. (Taiwan)	230
		781
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—13.0%
708	ASML Holding NV (Netherlands)	480
13,000	MediaTek Inc. (Taiwan)	516
5,381	SK Hynix Inc. (South Korea)	557
60,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,387
		2,940
SPECIALTY RETAIL—3.5%
193,563	Pepkor Holdings Ltd. (South Africa)[2]	285
66,000	Zhongsheng Group Holdings Ltd (China)	507
		792
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.4%
44,000	Advantech Co. Ltd. (Taiwan)	610
13,359	Samsung Electronics Co Ltd. (South Korea)	831
		1,441
TEXTILES, APPAREL & LUXURY GOODS—4.8%
52,500	Li Ning Co. Ltd. (China)	513
31,000	Shenzhou International Group Holdings Ltd. (China)	575
		1,088
THRIFTS & MORTGAGE FINANCE—3.1%
20,757	Housing Development Finance Corp. Ltd. (India)*	707
TRADING COMPANIES & DISTRIBUTORS—1.3%
34,700	BOC Aviation Ltd. (China)[2]	292
TRANSPORTATION INFRASTRUCTURE—1.6%
25,778	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)*	355
TOTAL COMMON STOCKS
(Cost $22,502)		22,388
TOTAL INVESTMENTS—99.2%
(Cost $22,502)		22,388
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		183
TOTAL NET ASSETS—100.0%		$22,571

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$2,753	$—	$2,753
Europe	743	480	—	1,223
Latin America	1,240	—	—	1,240
Middle East/Central Asia	1,699	2,318	—	4,017
North America	312	—	—	312
Pacific Basin	671	12,172	—	12,843
Total Investments in Securities	$4,665	$17,723	$—	$22,388
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2022.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2022 (000s)	Unrealized Gain/ Loss as of 01/31/2022 (000s)
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(512)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2022 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Tianhe Chemicals Group Ltd. (Hong Kong)*	$ —	Market Approach	Estimated Recovery Value	HKD 0.00

x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2022, the aggregate value of these securities was $577 or 3% of net assets.

HKD	Hong Kong Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Focused International Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—97.0%
Shares		Value
AEROSPACE & DEFENSE—1.3%
2,985	MTU Aero Engines AG (Germany)	$635
BEVERAGES—6.4%
4,036	Kweichow Moutai Co. Ltd. Class A (China)	1,207
8,702	Pernod Ricard SA (France)	1,861
		3,068
BUILDING PRODUCTS—3.0%
6,900	Daikin Industries Ltd. (Japan)	1,449
CHEMICALS—7.7%
3,091	Linde plc (Ireland)	983
11,500	Shin-Etsu Chemical Co. Ltd. (Japan)	1,924
2,321	Sika AG (Switzerland)	812
		3,719
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.8%
19,500	Hamamatsu Photonics KK (Japan)	998
2,600	Keyence Corp. (Japan)	1,333
		2,331
ENTERTAINMENT—2.9%
67,905	NetEase Inc. (China)	1,418
FOOD PRODUCTS—4.8%
380,738	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (China)	2,297
HEALTH CARE EQUIPMENT & SUPPLIES—7.8%
9,915	Alcon Inc. (Switzerland)	765
13,500	Hoya Corp. (Japan)	1,750
755	Straumann Holding AG (Switzerland)	1,251
		3,766
HOUSEHOLD DURABLES—3.0%
13,000	Sony Group Corp. (Japan)	1,454
INSURANCE—2.9%
134,145	AIA Group Ltd. (Hong Kong)	1,400
INTERACTIVE MEDIA & SERVICES—3.9%
29,708	Tencent Holdings Ltd. (China)	1,862
INTERNET & DIRECT MARKETING RE—0.1%
1,414	JD.com Inc. (China)*	54
IT SERVICES—1.7%
397	Adyen NV (Netherlands)*,1	808
LEISURE PRODUCTS—2.8%
6,100	Shimano Inc. (Japan)	1,368
LIFE SCIENCES TOOLS & SERVICES—2.0%
1,406	Lonza Group AG (Switzerland)	969
MACHINERY—2.0%
14,100	Daifuku Co. Ltd. (Japan)	979
PERSONAL PRODUCTS—3.8%
4,260	L'Oreal SA (France)	1,820
PHARMACEUTICALS—5.8%
28,103	Novo Nordisk AS (Denmark)	2,795
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—7.3%
55,267	Experian plc (United Kingdom)	$2,309
24,000	Recruit Holdings Co. Ltd. (Japan)	1,186
		3,495
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.0%
2,823	ASML Holding NV (Netherlands)	1,912
19,670	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[2]	2,412
		4,324
SOFTWARE—3.4%
15,187	Dassault Systemes SE (France)	735
7,126	SAP SE (Germany)	894
		1,629
TEXTILES, APPAREL & LUXURY GOODS—7.1%
9,499	EssilorLuxottica SA (France)	1,797
1,986	LVMH Moet Hennessy Louis Vuitton SE (France)	1,631
		3,428
THRIFTS & MORTGAGE FINANCE—3.5%
48,810	Housing Development Finance Corp. Ltd. (India)*	1,663
TOTAL COMMON STOCKS
(Cost $39,430)		46,731
TOTAL INVESTMENTS—97.0%
(Cost $39,430)		46,731
CASH AND OTHER ASSETS, LESS LIABILITIES—3.0%		1,429
TOTAL NET ASSETS—100.0%		$48,160

Harbor Focused International Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$21,977	$—	$21,977
Latin America	—	54	—	54
Middle East/Central Asia	—	1,663	—	1,663
Pacific Basin	2,412	20,625	—	23,037
Total Investments in Securities	$2,412	$44,319	$—	$46,731
There were no Level 3 Investments as of January 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2022, the aggregate value of these securities was $808 or 2% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Global Leaders Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—97.6%
Shares		Value
AEROSPACE & DEFENSE—5.2%
23,041	Safran SA (France)	$2,789
4,484	TransDigm Group Inc. (United States)*	2,763
		5,552
AUTO COMPONENTS—2.4%
18,543	Aptiv plc (United States)*	2,533
BANKS—2.7%
41,879	HDFC Bank Ltd. ADR (India)[1]	2,874
BIOTECHNOLOGY—2.1%
12,137	CSL Ltd. (Australia)	2,248
CAPITAL MARKETS—4.6%
136,755	Allfunds Group plc (Netherlands)*	1,922
23,482	Intercontinental Exchange Inc. (United States)	2,974
		4,896
COMMERCIAL SERVICES & SUPPLIES—2.8%
428,874	Rentokil Initial plc (United Kingdom)	3,003
DIVERSIFIED CONSUMER SERVICES—4.8%
14,105	Bright Horizons Family Solutions Inc. (United States)*	1,811
122,609	Chegg Inc. (United States)*	3,246
		5,057
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.6%
7,360	Keyence Corp. (Japan)	3,775
ENTERTAINMENT—3.6%
37,058	Liberty Media Corp. (United States)*	2,232
10,469	Sea Ltd. ADR (Singapore)*,1	1,574
		3,806
FOOD & STAPLES RETAILING—6.7%
115,122	Alimentation Couche-Tard Inc. (Canada)	4,643
9,964	Zur Rose Group AG (Switzerland)*	2,439
		7,082
HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
11,091	Steris plc (United States)	2,489
HEALTH CARE PROVIDERS & SERVICES—3.0%
6,670	UnitedHealth Group Inc. (United States)	3,152
INDUSTRIAL CONGLOMERATES—4.7%
11,364	Roper Technologies Inc. (United States)	4,968
INSURANCE—4.2%
426,900	AIA Group Ltd. (Hong Kong)	4,457
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—2.5%
9,873	Naver Corp. (South Korea)	$2,608
IT SERVICES—7.4%
37,934	Cloudflare Inc. (United States)*	3,657
18,275	Visa Inc. (United States)	4,133
		7,790
LIFE SCIENCES TOOLS & SERVICES—8.1%
4,737	Bio-Techne Corp. (United States)	1,783
16,136	Iqvia Holdings Inc. (United States)*	3,952
4,122	Lonza Group AG (Switzerland)	2,842
		8,577
MEDIA—3.5%
6,213	Charter Communications Inc. (United States)*	3,686
PHARMACEUTICALS—2.3%
12,312	Zoetis Inc. (United States)	2,460
PROFESSIONAL SERVICES—5.2%
44,206	CoStar Group Inc. (United States)*	3,101
48,150	Recruit Holdings Co. Ltd. (Japan)	2,380
		5,481
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.1%
23,582	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	2,892
19,576	Texas Instruments Inc. (United States)	3,513
		6,405
SOFTWARE—8.2%
8,266	Intuit Inc. (United States)	4,590
13,066	Microsoft Corp. (United States)	4,063
		8,653
TRADING COMPANIES & DISTRIBUTORS—1.5%
97,900	Monotaro Co. Ltd. (Japan)	1,609
TOTAL COMMON STOCKS
(Cost $77,928)		103,161
TOTAL INVESTMENTS—97.6%
(Cost $77,928)		103,161
CASH AND OTHER ASSETS, LESS LIABILITIES—2.4%		2,517
TOTAL NET ASSETS—100.0%		$105,678

FORWARD CURRENCY CONTRACTS
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
State Street Bank and Trust Co.	HKD 421	$ 54	02/07/2022	$—

Harbor Global Leaders Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Europe	$—	$12,995	$—	$12,995
Middle East/Central Asia	2,874	—	—	2,874
North America	65,749	—	—	65,749
Pacific Basin	4,466	17,077	—	21,543
Total Investments in Securities	$73,089	$30,072	$—	$103,161
Liability Category
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$—	$—	$—	$—
Total Investments	$73,089	$30,072	$—	$103,161
There were no Level 3 investments as of January 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

HKD	Hong Kong Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—98.8%
Shares		Value
AEROSPACE & DEFENSE—1.2%
118,934	Airbus SE (France)*	$15,187
2,033,775	BAE Systems plc (United Kingdom)	15,916
8,867,934	Rolls-Royce Holdings plc (United Kingdom)*	13,900
76,721	Thales SA (France)	7,078
		52,081
AIR FREIGHT & LOGISTICS—0.1%
153,151	Oesterreichische Post AG (Austria)	6,428
AIRLINES—0.4%
1,410,109	EasyJet plc (United Kingdom)*	11,913
1,087,299	Qantas Airways Ltd. (Australia)*	3,722
		15,635
AUTO COMPONENTS—0.7%
152,000	Bridgestone Corp. (Japan)	6,656
1,556,965	Gestamp Automocion SA (Spain)*,1	7,014
41,944	Hankook Tire & Technology Co. Ltd. (South Korea)	1,185
640,007	Johnson Electric Holdings Ltd. (Hong Kong)	1,089
360,600	Sumitomo Electric Industries Ltd. (Japan)	4,781
108,000	Toyota Industries Corp. (Japan)	8,425
		29,150
AUTOMOBILES—1.3%
179,975	Bayerische Motoren Werke AG (Germany)	19,049
9,913	Hyundai Motor Co. (South Korea)	1,598
1,849,900	Toyota Motor Corp. (Japan)	36,560
		57,207
BANKS—10.2%
824,665	Australia & New Zealand Banking Group Ltd. (Australia)	15,585
461,932	Axis Bank Ltd. (India)*	4,825
3,938,762	Bank of Ireland Group plc (Ireland)*	26,547
21,007,280	Barclays plc (United Kingdom)	56,359
709,905	BNP Paribas SA (France)	50,680
5,695,503	CaixaBank SA (Spain)	18,325
25,572	Capitec Bank Holdings Ltd. (South Africa)	3,366
233,638	Close Brothers Group plc (United Kingdom)	4,060
135,893	Danske Bank AS (Denmark)	2,638
708,634	DBS Group Holdings Ltd. (Singapore)	18,614
560,234	DNB Bank ASA (Norway)	13,334
323,400	Fukuoka Financial Group Inc. (Japan)	6,351
118,431	Hana Financial Group Inc. (South Korea)	4,462
154,320	HDFC Bank Ltd. ADR (India)[2]	10,591
663,169	HSBC Holdings plc (Hong Kong)	4,704
1,645,915	Intesa Sanpaolo SpA (Italy)	4,891
498,100	Kasikornbank PCL (Thailand)	2,255
62,860,460	Lloyds Banking Group plc (United Kingdom)	43,623
13,530,800	PT Bank Central Asia TBK (Indonesia)	7,197
8,507,100	Resona Holdings Inc. (Japan)	36,559
1,281,300	Standard Chartered plc (United Kingdom)	9,331
304,100	Sumitomo Mitsui Financial Group Inc. (Japan)	10,954
567,700	Sumitomo Mitsui Trust Holdings Inc. (Japan)	19,632
1,836,842	Svenska Handelsbanken AB (Sweden)	19,576
2,137,380	UniCredit SpA (Italy)	33,970
351,300	United Overseas Bank Ltd. (Singapore)	7,851
		436,280
BEVERAGES—3.5%
224,706	Anheuser-Busch InBev SA (Belgium)	14,166
101,089	Carlsberg AS (Denmark)	16,369
189,586	Coca-Cola Europacific Partners plc (United States)	10,835
COMMON STOCKS—Continued
Shares		Value
BEVERAGES—Continued
803,626	Davide Campari-Milano NV (Italy)	$10,090
650,600	Diageo plc (United Kingdom)	32,830
263,249	Heineken NV (Netherlands)	28,233
1,754,500	Kirin Holdings Co. Ltd. (Japan)	28,121
24,450	Pernod Ricard SA (France)	5,230
8,695,400	Thai Beverage PCL (Singapore)	4,233
		150,107
BUILDING PRODUCTS—2.0%
1,315,974	Assa Abloy AB Class B (Sweden)	36,034
50,273	Geberit AG (Switzerland)	34,157
764,688	GWA Group Ltd. (Australia)	1,371
677,400	LIXIL Group Corp. (Japan)	15,506
		87,068
CAPITAL MARKETS—2.5%
1,914,002	3i Group plc (United Kingdom)	35,646
704,500	Daiwa Securities Group Inc. (Japan)	4,245
905,838	IG Group Holdings plc (United Kingdom)	9,972
436,500	JAFCO Group Co. Ltd. (Japan)	6,970
2,544,405	Jupiter Fund Management plc (United Kingdom)	7,894
3,859,500	Nomura Holdings Inc. (Japan)	17,049
124,344	Rathbone Brothers plc (United Kingdom)	3,140
843,110	St. James's Place plc (United Kingdom)	17,404
196,201	UBS Group AG (Switzerland)*	3,639
		105,959
CHEMICALS—1.7%
1,053,600	Air Water Inc. (Japan)	16,059
360,522	BASF SE (Germany)	27,612
171,700	Nissan Chemical Corp. (Japan)	9,316
259,556	Orica Ltd. (Australia)	2,572
62,820	SKSHU Paint Co. Ltd. (China)	1,053
139,800	Sumitomo Bakelite Co. Ltd. (Japan)	6,737
126,000	Tokyo Ohka Kogyo Co. Ltd. (Japan)	7,464
		70,813
COMMERCIAL SERVICES & SUPPLIES—1.3%
91,500	AEON Delight Co. Ltd. (Japan)	2,476
36,574	Befesa SA (Germany)*,1	2,582
618,427	Brambles Ltd. (Australia)	4,248
3,644,452	Cleanaway Waste Management Ltd. (Australia)	7,440
156,879	Elis SA (France)*	2,866
2,026,775	HomeServe plc (United Kingdom)	20,891
7,321,007	Serco Group plc (United Kingdom)	13,243
		53,746
CONSTRUCTION & ENGINEERING—1.2%
299,431	Boskalis Westminster NV (Netherlands)	8,477
131,440	Ferrovial SA (Spain)	3,652
1,187,300	Infroneer Holdings Inc. (Japan)	10,941
2,208,000	Obayashi Corp. (Japan)	17,889
1,737,500	Penta-Ocean Construction Co. Ltd. (Japan)	9,649
		50,608
CONSTRUCTION MATERIALS—1.8%
100,159	CRH plc (Ireland)	5,027
1,109,559	Fletcher Building Ltd. (New Zealand)	4,719
405,992	Holcim Ltd. (Switzerland)*	22,005
35,536	Imerys SA (France)	1,633
131,935	James Hardie Industries PLC CDI (Australia)*	4,440
913,400	Taiheiyo Cement Corp. (Japan)	18,173

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—Continued
54,851	Vicat SA (France)	$2,273
491,795	Wienerberger AG (Austria)	17,807
		76,077
CONSUMER FINANCE—0.2%
2,054,066	International Personal Finance plc (United Kingdom)	3,477
2,290,775	Non-Standard Finance plc (United Kingdom)*,1	67
1,490,717	Provident Financial plc (United Kingdom)*	6,322
		9,866
CONTAINERS & PACKAGING—0.7%
3,331,924	DS Smith plc (United Kingdom)	17,016
915,500	Toyo Seikan Group Holdings Ltd. (Japan)	11,152
		28,168
DISTRIBUTORS—0.4%
1,563,127	Inchcape plc (United Kingdom)	17,825
DIVERSIFIED FINANCIAL SERVICES—0.4%
3,025,491	AMP Ltd. (Australia)*	1,886
516,900	Chailease Holding Co. Ltd. (Taiwan)	4,741
482,305	Challenger Ltd. (Australia)	1,970
75,094	Macquarie Group Ltd. (Australia)	9,816
		18,413
DIVERSIFIED TELECOMMUNICATION SERVICES—2.0%
515,969	Deutsche Telekom AG (Germany)	9,741
4,333,168	Koninklijke KPN NV (Netherlands)	14,293
1,900,100	Nippon Telegraph & Telephone Corp. (Japan)	54,377
2,662,900	Singapore Telecommunications Ltd. (Singapore)	4,828
1,571,264	Telstra Corp. Ltd. (Australia)	4,368
		87,607
ELECTRIC UTILITIES—0.4%
159,046	Orsted AS (Denmark)[1]	16,946
ELECTRICAL EQUIPMENT—3.5%
674,153	ABB Ltd. (Switzerland)	23,374
186,934	Havells India Ltd. (India)*	2,996
348,151	Legrand SA (France)	35,432
948,400	Mitsubishi Electric Corp. (Japan)	11,877
166,724	Schneider Electric SE (France)	28,242
1,698,742	Vestas Wind Systems AS (Denmark)	45,969
		147,890
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
446,000	Delta Electronics Inc. (Taiwan)	4,400
108,000	Kyocera Corp. (Japan)	6,660
67,500	Omron Corp. (Japan)	4,935
329,300	TDK Corp. (Japan)	11,893
		27,888
ENERGY EQUIPMENT & SERVICES—0.4%
1,753,314	John Wood Group plc (United Kingdom)*	5,278
700,202	Petrofac Ltd. (United Kingdom)*	1,126
6,385,944	Saipem SpA (Italy)*	9,768
111,127	Technip Energies NV (France)*	1,700
		17,872
ENTERTAINMENT—0.6%
158,768	CTS Eventim AG & Co. KGaA (Germany)*	11,286
348,307	Modern Times Group MTG AB Class B (Sweden)*	4,662
12,300	Nintendo Co. Ltd. (Japan)	6,027
COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—Continued
9,360	Sea Ltd. ADR (Singapore)*,2	$1,407
106,300	Toho Co. Ltd. (Japan)	4,118
		27,500
FOOD & STAPLES RETAILING—1.7%
162,752	Bid Corp. Ltd. (South Africa)	3,518
171,887	Clicks Group Ltd. (South Africa)	3,292
637,700	Koninklijke Ahold Delhaize NV (Netherlands)	20,677
139,300	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	4,768
945,058	Metcash Ltd. (Australia)	2,652
422,400	Seven & I Holdings Co. Ltd. (Japan)	21,483
3,298,306	Tesco plc (United Kingdom)	13,248
99,382	X5 Retail Group NV GDR (Russia)[2]	2,230
		71,868
FOOD PRODUCTS—1.6%
1,094,000	China Mengniu Dairy Co. Ltd. (China)*	6,466
1,284,772	Devro plc (United Kingdom)	3,844
2,434,000	First Pacific Co. Ltd. (Hong Kong)	938
120,400	Fuji Oil Holdings Inc. (Japan)	2,436
381,300	Megmilk Snow Brand Co. Ltd. (Japan)	6,792
274,300	NH Foods Ltd. (Japan)	10,578
265,800	Nippon Suisan Kaisha Ltd. (Japan)	1,246
2,594,000	Tingyi Cayman Islands Holding Corp. (China)	5,374
328,100	Toyo Suisan Kaisha Ltd. (Japan)	13,443
180,882	Viscofan SA (Spain)	10,968
245,000	Want Want China Holdings Ltd. (China)	240
108,000	Yakult Honsha Co. Ltd. (Japan)	5,476
		67,801
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
266,060	Coloplast AS Class B (Denmark)	38,691
6,893,323	ConvaTec Group plc (United Kingdom)[1]	16,366
512,949	Demant AS (Denmark)*	22,695
307,609	Getinge AB Class B (Sweden)	12,026
372,011	GN Store Nord AS (Denmark)	22,512
490,328	Koninklijke Philips NV (Netherlands)	16,310
215,932	Smith & Nephew plc (United Kingdom)	3,672
48,550	Sonova Holding AG (Switzerland)	17,295
		149,567
HEALTH CARE PROVIDERS & SERVICES—1.1%
176,200	Alfresa Holdings Corp. (Japan)	2,512
160,027	Amplifon SpA (Italy)	6,802
412,530	Fresenius Medical Care AG & Co. KGaA (Germany)	28,049
597,700	MediPAL Holdings Corp. (Japan)	10,756
		48,119
HOTELS, RESTAURANTS & LEISURE—4.4%
2,911,000	Ajisen China Holdings Ltd. (China)	478
130,566	Aristocrat Leisure Ltd. (Australia)	3,785
262,262	Carnival plc (United Kingdom)*	4,813
1,740,006	Compass Group plc (United Kingdom)*	39,546
1,571,729	Entain plc (United Kingdom)*	34,027
262,703	Flutter Entertainment plc (Ireland)*	40,028
941,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	5,450
76,363	InterContinental Hotels Group plc (United Kingdom)*	5,046
308,372	Playtech plc (United Kingdom)*	2,429
7,235,058	SSP Group plc (United Kingdom)*	26,844
4,663,567	TUI AG (Germany)*	16,139
155,451	Yum China Holdings Inc. (China)	7,488
		186,073

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—0.5%
545,731	Barratt Developments plc (United Kingdom)	$4,539
243,900	Casio Computer Co. Ltd. (Japan)	3,050
365,700	Sekisui Chemical Co. Ltd. (Japan)	6,394
4,626,630	Taylor Wimpey plc (United Kingdom)	9,492
		23,475
HOUSEHOLD PRODUCTS—0.7%
357,487	Reckitt Benckiser Group plc (United Kingdom)	28,964
INDUSTRIAL CONGLOMERATES—2.6%
477,500	CK Hutchison Holdings Ltd. (Hong Kong)	3,394
199,345	DCC plc (United Kingdom)	16,762
1,357,500	Hitachi Ltd. (Japan)	70,557
158,300	Jardine Matheson Holdings Ltd. (Hong Kong)	9,350
29,957	LG Corp. (South Korea)	1,853
965,200	Nisshinbo Holdings Inc. (Japan)	8,040
3,539,800	Sime Darby Berhad (Malaysia)	1,819
		111,775
INSURANCE—5.7%
439,149	Admiral Group plc (United Kingdom)	18,673
2,032,200	AIA Group Ltd. (Hong Kong)	21,216
1,070,528	AXA SA (France)	33,905
1,982,900	Dai-ichi Life Holdings Inc. (Japan)	44,634
257,100	Great Eastern Holdings Ltd. (Singapore)	4,022
35,301	Hannover Rueck SE (Germany)	7,122
31,295	Helvetia Holding AG (Switzerland)	3,935
461,685	Hiscox Ltd. (United Kingdom)	6,069
2,623,400	Japan Post Holdings Co. Ltd. (Japan)	22,392
491,000	Ping An Insurance Group Co. of China Ltd. (China)	3,896
699,030	Porto Seguro SA (Brazil)*	2,610
410,154	Prudential plc (United Kingdom)	6,914
64,250	Prudential plc (Hong Kong)	1,076
1,002,097	QBE Insurance Group Ltd. (Australia)	7,956
661,222	Sampo OYJ (Finland)	32,818
285,600	Sompo Holdings Inc. (Japan)	13,364
222,100	Tokio Marine Holdings Inc. (Japan)	13,254
		243,856
INTERACTIVE MEDIA & SERVICES—1.6%
1,532,216	Auto Trader Group plc (United Kingdom)[1]	13,884
43,455	Baidu Inc. ADR (China)*,2	6,942
287,285	Carsales.com Ltd. (Australia)	4,544
258,192	Domain Holdings Australia Ltd. (Australia)	868
4,574,130	Rightmove plc (United Kingdom)	40,314
		66,552
INTERNET & DIRECT MARKETING RETAIL—1.3%
170,853	Cazoo Group Ltd. (United States)*	810
561,161	HelloFresh SE (Germany)*	37,363
150,914	Just Eat Takeaway.com NV (Netherlands)*,1	7,452
45,205	Naspers Ltd. (South Africa)	7,307
59,137	Trip.com Group Ltd. ADR (China)*,2	1,574
261,225	Vipshop Holdings Ltd. ADR (China)*,2	2,432
		56,938
IT SERVICES—2.9%
93,335	Alten SA (France)	15,224
13,968,860	Capita plc (United Kingdom)*	6,010
427,138	Edenred (France)	18,347
217,534	Infosys Ltd. ADR (India)[2]	5,127
472,400	NEC Corp. (Japan)	18,430
311,700	NET One Systems Co. Ltd. (Japan)	7,399
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
230,900	NS Solutions Corp. (Japan)	$6,566
1,239,500	NTT Data Corp. (Japan)	23,762
38,283	Reply SpA (Italy)	6,433
571,700	SCSK Corp. (Japan)	9,674
133,693	Tata Consultancy Services Ltd. (India)	6,748
		123,720
LEISURE PRODUCTS—0.6%
85,800	Bandai Namco Holdings Inc. (Japan)	6,031
307,000	Giant Manufacturing Co. Ltd. (Taiwan)	3,556
924,900	Sega Sammy Holdings Inc. (Japan)	15,529
		25,116
LIFE SCIENCES TOOLS & SERVICES—0.7%
248,826	Eurofins Scientific SE (France)	24,983
45,515	Gerresheimer AG (Germany)	4,084
		29,067
MACHINERY—3.2%
93,842	Andritz AG (Austria)	4,993
2,172,959	CNH Industrial NV (Italy)	33,120
96,500	Daifuku Co. Ltd. (Japan)	6,699
555,828	Fluidra SA (Spain)*	17,699
91,163	GEA Group AG (Germany)	4,307
434,582	Iveco Group NV (Italy)*	4,623
82,000	Mitsubishi Heavy Industries Ltd. (Japan)	2,227
650,800	NSK Ltd. (Japan)	4,439
812,777	Rotork plc (United Kingdom)	3,736
902,574	Sandvik AB (Sweden)	23,769
582,700	Sany Heavy Industry Co. Ltd. (China)	1,861
179,604	Stabilus SA (Germany)	12,095
359,500	Techtronic Industries Co. Ltd. (Hong Kong)	5,932
609,897	Wartsila OYJ ABP (Finland)	7,530
2,739,000	Weichai Power Co. Ltd. (China)	4,970
		138,000
MARINE—0.1%
1,250,487	Irish Continental Group plc (Ireland)*	6,222
MEDIA—2.9%
258,823	Euromoney Institutional Investor plc (United Kingdom)	3,210
1,267,700	Fuji Media Holdings Inc. (Japan)	12,790
109,342	Future plc (United Kingdom)	4,664
464,100	Hakuhodo DY Holdings Inc. (Japan)	7,109
730,639	Informa plc (United Kingdom)*	5,527
13,919,796	ITV plc (United Kingdom)*	21,293
527,004	JCDecaux SA (France)*	14,426
871,300	Nippon Television Holdings Inc. (Japan)	9,099
255,294	Nordic Entertainment Group AB (Sweden)*	9,884
154,369	Schibsted ASA Class A (Norway)	4,573
66,319	Schibsted ASA Class B (Norway)	1,738
413,300	TBS Holdings Inc. (Japan)	6,181
1,403,353	WPP plc (United Kingdom)	22,005
		122,499
METALS & MINING—4.0%
776,819	Acerinox SA (Spain)	9,899
178,537	African Rainbow Minerals Ltd. (South Africa)	2,659
22,556	Anglo American Platinum Ltd. (South Africa)	2,733
962,162	ArcelorMittal SA (France)	28,580
572,891	BHP Group Ltd. (Australia)	18,373
302,295	BlueScope Steel Ltd. (Australia)	3,962
112,100	Dowa Holdings Co. Ltd. (Japan)	4,860

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
1,475,126	Evolution Mining Ltd. (Australia)	$3,706
117,169	First Quantum Minerals Ltd. (Canada)	2,886
7,590,160	Glencore plc (United Kingdom)*	39,542
357,179	Newcrest Mining Ltd. (Australia)	5,540
442,715	Rio Tinto plc (United Kingdom)	31,205
236,727	Severstal PJSC GDR (Russia)[2]	4,609
87,366	Southern Copper Corp. (Peru)	5,582
140,100	Sumitomo Metal Mining Co. Ltd. (Japan)	6,471
		170,607
MULTILINE RETAIL—0.2%
422,000	Marui Group Co. Ltd. (Japan)	8,142
OIL, GAS & CONSUMABLE FUELS—3.3%
3,101,449	Beach Energy Ltd. (Australia)	3,276
16,513,297	BP plc (United Kingdom)	85,604
1,523,534	Equinor ASA (Norway)	42,001
1,668,408	Santos Ltd. (Australia)	8,498
		139,379
PAPER & FOREST PRODUCTS—0.4%
3,116,200	Oji Holdings Corp. (Japan)	16,588
PERSONAL PRODUCTS—1.0%
24,231	AMOREPACIFIC Group (South Korea)	834
361,470	Dabur India Ltd. (India)	2,615
1,066,500	L'Occitane International SA (Hong Kong)	4,206
378,890	Marico Ltd. (India)	2,467
605,006	Unilever plc (United Kingdom)	31,026
868,000	Uni-President Enterprises Corp. (Taiwan)	2,127
		43,275
PHARMACEUTICALS—3.9%
697,821	Novo Nordisk AS (Denmark)	69,411
205,546	Roche Holding AG (Switzerland)	79,546
75,100	Sawai Group Holdings Co. Ltd. (Japan)	2,843
125,500	Takeda Pharmaceutical Co. Ltd. (Japan)	3,637
368,100	Tsumura & Co. (Japan)	10,440
		165,877
PROFESSIONAL SERVICES—4.1%
406,188	Adecco Group AG (Switzerland)	19,348
357,287	ALS Ltd. (Australia)	2,999
444,683	Experian plc (United Kingdom)	18,573
11,134,430	Hays plc (United Kingdom)	21,697
590,364	Intertek Group plc (United Kingdom)	42,843
362,034	IPH Ltd. (Australia)	2,101
479,600	Nomura Co. Ltd. (Japan)	3,841
770,145	PageGroup plc (United Kingdom)*	6,077
229,300	Persol Holdings Co. Ltd. (Japan)	5,920
66,956	Randstad NV (Netherlands)	4,356
997,011	RELX plc (United Kingdom)	30,668
462,816	RWS Holdings plc (United Kingdom)	3,148
144,700	TechnoPro Holdings Inc. (Japan)	3,702
31,903	Teleperformance (France)	12,014
		177,287
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
346,100	Daiwa House Industry Co. Ltd. (Japan)	10,100
614,500	Swire Pacific Ltd. (Hong Kong)	3,723
		13,823
COMMON STOCKS—Continued
Shares		Value
ROAD & RAIL—0.4%
143,400	East Japan Railway Co. (Japan)	$8,189
1,098,182	National Express Group plc (United Kingdom)*	3,724
499,200	Senko Group Holdings Co. Ltd. (Japan)	4,008
		15,921
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
200,000	ASM Pacific Technology Ltd. (Hong Kong)	2,001
33,898	ASML Holding NV (Netherlands)	22,959
123,000	MediaTek Inc. (Taiwan)	4,885
1,055,300	Renesas Electronics Corp. (Japan)*	12,111
141,500	ROHM Co. Ltd. (Japan)	11,920
70,270	SK Hynix Inc. (South Korea)	7,274
558,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	12,902
		74,052
SPECIALTY RETAIL—0.8%
10,267,400	Esprit Holdings Ltd. (Hong Kong)*	964
1,588,289	Pepkor Holdings Ltd. (South Africa)[1]	2,342
1,460,005	Pets at Home Group plc (United Kingdom)	8,454
704,029	WH Smith plc (United Kingdom)*	15,795
615,500	Zhongsheng Group Holdings Ltd (China)	4,729
		32,284
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.8%
414,000	Advantech Co. Ltd. (Taiwan)	5,738
132,552	Logitech International SA (Switzerland)	11,138
123,456	Quadient SA (France)	2,523
220,640	Samsung Electronics Co Ltd. (South Korea)	13,724
		33,123
TEXTILES, APPAREL & LUXURY GOODS—2.9%
84,581	Adidas AG (Germany)	23,211
361,700	ASICS Corp. (Japan)	7,023
255,930	Cie Financiere Richemont SA (Switzerland)	37,195
314,695	Cie Financiere Richemont SA ADR (South Africa)[2]	4,502
191,458	EssilorLuxottica SA (France)	36,221
487,000	Li Ning Co. Ltd. (China)	4,752
265,000	Onward Holdings Co. Ltd. (Japan)	664
925,500	Samsonite International SA (Hong Kong)*,1	1,934
285,418	Shenzhou International Group Holdings Ltd. (China)	5,296
1,072,000	Stella International Holdings Ltd. (Hong Kong)	1,193
		121,991
THRIFTS & MORTGAGE FINANCE—0.2%
193,405	Housing Development Finance Corp. Ltd. (India)*	6,591
TOBACCO—0.4%
88,558	British American Tobacco plc (United Kingdom)	3,781
1,495,036	Swedish Match AB (Sweden)	11,568
		15,349
TRADING COMPANIES & DISTRIBUTORS—1.6%
321,000	BOC Aviation Ltd. (China)[1]	2,698
310,679	Brenntag SE (Germany)	26,618
710,653	Bunzl plc (United Kingdom)	26,619
362,500	ITOCHU Corp. (Japan)	11,646
		67,581
TRANSPORTATION INFRASTRUCTURE—0.5%
600,210	Getlink SE (France)	9,468

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
TRANSPORTATION INFRASTRUCTURE—Continued
237,164	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)*	$3,267
276,800	Mitsubishi Logistics Corp. (Japan)	6,681
		19,416
WIRELESS TELECOMMUNICATION SERVICES—0.1%
202,400	KDDI Corp. (Japan)	6,466
TOTAL COMMON STOCKS
(Cost $3,502,927)		4,218,498

PREFERRED STOCKS—0.4%
AUTOMOBILES—0.4%
89,031	Volkswagen AG (Germany)	18,543
PREFERRED STOCKS—Continued
Shares		Value
PERSONAL PRODUCTS—0.0%
10,039	AMOREPACIFIC Group (South Korea)	$273
TOTAL PREFERRED STOCKS
(Cost $14,866)		18,816
TOTAL INVESTMENTS—99.2%
(Cost $3,517,793)		4,237,314
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		32,298
TOTAL NET ASSETS—100.0%		$4,269,612

RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Cie Financiere Richemont SA	805,198	CHF 67.00	09/12/2023	$ —	$75

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$—	$29,719	$—	$29,719
Europe	11,462	2,776,132	—	2,787,594
Latin America	11,459	—	—	11,459
Middle East/Central Asia	15,718	26,242	—	41,960
North America	14,531	—	—	14,531
Pacific Basin	22,098	1,311,137	—	1,333,235
Preferred Stocks
Europe	—	18,543	—	18,543
Pacific Basin	—	273	—	273
Total Investments in Securities	$75,268	$4,162,046	$—	$4,237,314
Financial Derivative Instruments - Assets
Rights/Warrants	$75	$—	$—	$75
Total Investments	$75,343	$4,162,046	$—	$4,237,389
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor International Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2022. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 01/31/2022 (000s)	Unrealized Gain/ Loss as of 01/31/2022 (000s)
Common Stocks	$11,568	$—	$(486)	$—	$47	$(1,313)	$—	$(9,816)	$—	$—

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2022, the aggregate value of these securities was $71,285 or 2% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

h	Transferred from Level 3 to Level 2 due to availability of observable market data for pricing
CHF	Swiss Franc
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Growth Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—96.8%
Shares		Value
AUTO COMPONENTS—0.9%
84,340	Denso Corp. (Japan)	$6,295
AUTOMOBILES—0.9%
146,960	Suzuki Motor Corp. (Japan)	6,257
BANKS—1.5%
455,507	United Overseas Bank Ltd. (Singapore)	10,180
BEVERAGES—2.7%
54,640	Remy Cointreau SA (France)	11,394
4,745,240	Thai Beverage PCL (Thailand)	2,310
410,858	United Spirits Ltd. (India)*	4,791
		18,495
BIOTECHNOLOGY—0.9%
18,607	BeiGene Ltd. ADR (China)*,1	4,514
165,704	Burning Rock Biotech Ltd. ADR (China)*,1	1,491
		6,005
BUILDING PRODUCTS—2.0%
1,460,423	NIBE Industrier AB (Sweden)	13,881
CAPITAL MARKETS—1.2%
472,830	Hargreaves Lansdown plc (United Kingdom)	8,584
CHEMICALS—2.7%
347,631	Asian Paints Ltd. (India)*	14,767
150,392	Johnson Matthey plc (United Kingdom)	3,972
		18,739
COMMERCIAL SERVICES & SUPPLIES—0.5%
316,758	HomeServe plc (United Kingdom)	3,265
DIVERSIFIED FINANCIAL SERVICES—1.3%
400,659	Investor AB Class B (Sweden)	8,699
ELECTRICAL EQUIPMENT—2.7%
93,256	Contemporary Amperex Technology Co. Ltd. (China)	9,007
111,180	Nidec Corp. (Japan)	9,854
		18,861
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.8%
17,040	Keyence Corp. (Japan)	8,740
144,660	Murata Manufacturing Co. Ltd. (Japan)	10,876
		19,616
ENTERTAINMENT—1.8%
39,491	Spotify Technology SA (Sweden)*	7,750
77,263	Ubisoft Entertainment SA (France)*	4,434
		12,184
FOOD & STAPLES RETAILING—3.3%
379,960	Jeronimo Martins SGPS SA (Portugal)	9,131
1,566,480	Raia Drogasil SA (Brazil)*	6,832
52,620	Sugi Holdings Co. Ltd. (Japan)	3,087
1,057,540	Wal-Mart de Mexico SAB de CV (Mexico)	3,587
		22,637
HEALTH CARE EQUIPMENT & SUPPLIES—4.8%
66,721	Cochlear Ltd. (Australia)	9,150
579,780	Olympus Corp. (Japan)	12,974
119,940	Sysmex Corp. (Japan)	11,417
		33,541
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—0.3%
116,640	Pigeon Corp. (Japan)	$2,273
INSURANCE—3.2%
1,000,360	AIA Group Ltd. (Hong Kong)	10,443
182,922	ICICI Lombard General Insurance Co Ltd. (India)[2]	3,371
1,061,100	Ping An Insurance Group Co. of China Ltd. (China)	8,421
		22,235
INTERACTIVE MEDIA & SERVICES—6.7%
1,274,141	Auto Trader Group plc (United Kingdom)[2]	11,546
32,630	Baidu Inc. ADR (China)*,1	5,212
215,040	Kakaku.com Inc. (Japan)	4,454
24,173	Naver Corp. (South Korea)	6,385
1,426,687	Rightmove plc (United Kingdom)	12,574
1,284,500	Z Holdings Corp. (Japan)	6,524
		46,695
INTERNET & DIRECT MARKETING RETAIL—12.7%
85,360	Alibaba Group Holding Ltd. ADR (China)*,1	10,737
80,251	ASOS plc (United Kingdom)*	2,408
174,576	AUTO1 Group SE (Germany)*,2	3,046
206,115	Coupang Inc. (South Korea)*	4,291
214,359	Farfetch Ltd. (United Kingdom)*	4,654
56,548	Games Workshop Group plc (United Kingdom)	6,063
100,258	MakeMyTrip Ltd. (India)*	2,676
348,540	Meituan Class B (China)*,2	10,398
7,661	MercadoLibre Inc. (Brazil)*	8,673
55,838	Naspers Ltd. (South Africa)	9,026
54,946	Prosus NV (Netherlands)*	4,571
1,160,895	Trainline plc (United Kingdom)*,2	3,515
121,872	Trip.com Group Ltd. ADR (China)*,1	3,243
188,140	Zalando SE (Germany)*,2	14,932
		88,233
IT SERVICES—4.1%
216,544	Bechtle AG (Germany)	13,002
12,994	Shopify Inc. (Canada)*	12,529
384,861	Wise plc (United Kingdom)*	3,149
		28,680
LEISURE PRODUCTS—1.3%
39,880	Shimano Inc. (Japan)	8,943
LIFE SCIENCES TOOLS & SERVICES—2.4%
11,502	Mettler-Toledo International Inc. (Switzerland)*	16,939
MACHINERY—8.1%
186,835	Atlas Copco AB Class A (Sweden)	11,058
65,532	Atlas Copco AB Class B (Sweden)	3,352
415,428	Epiroc AB Class B (Sweden)	7,519
8,124	Rational AG (Germany)	6,810
20,280	SMC Corp. (Japan)	11,311
724,800	Techtronic Industries Co. Ltd. (Hong Kong)	11,959
173,855	Weir Group plc (United Kingdom)	4,094
		56,103
PERSONAL PRODUCTS—1.7%
70,840	Kao Corp. (Japan)	3,540
146,920	Shiseido Co. Ltd. (Japan)	7,411
421,107	Yatsen Holding Ltd. ADR (China)*,1	695
		11,646

Harbor International Growth Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—2.3%
29,590	Experian plc (United Kingdom)	$1,236
93,359	Intertek Group plc (United Kingdom)	6,775
162,800	Recruit Holdings Co. Ltd. (Japan)	8,047
		16,058
SEMICONDUCTORS & SEMICONDUCTOR—1.1%
653,400	Longi Green Energy Technology Co. Ltd. (China)*	7,325
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.3%
30,935	ASML Holding NV (Netherlands)	20,952
239,766	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	29,403
		50,355
SOFTWARE—2.1%
65,705	Nemetschek SE (Germany)	6,073
108,289	Xero Ltd. (New Zealand)*	8,772
		14,845
SPECIALTY RETAIL—1.0%
233,193	Industria de Diseno Textil SA (Spain)	7,073
TEXTILES, APPAREL & LUXURY GOODS—8.4%
27,833	Adidas AG (Germany)	7,638
214,093	Burberry Group plc (United Kingdom)	5,431
105,635	Cie Financiere Richemont SA (Switzerland)	15,352
10,476	Kering SA (France)	7,823
1,187,900	Li Ning Co. Ltd. (Hong Kong)	11,592
12,658	LVMH Moet Hennessy Louis Vuitton SE (France)	10,397
		58,233
COMMON STOCKS—Continued
Shares		Value
THRIFTS & MORTGAGE FINANCE—2.1%
438,066	Housing Development Finance Corp. Ltd. (India)*	$14,929
TRADING COMPANIES & DISTRIBUTORS—1.3%
51,488	IMCD NV (Netherlands)	8,857
WIRELESS TELECOMMUNICATION SERVICES—0.7%
107,080	SoftBank Group Corp. (Japan)	4,743
TOTAL COMMON STOCKS
(Cost $483,852)		671,404

PREFERRED STOCKS—2.4%
(Cost $3,911)
HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
31,074	Sartorius AG (Germany)	16,776
TOTAL INVESTMENTS—99.2%
(Cost $487,763)		688,180
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		5,547
TOTAL NET ASSETS—100.0%		$693,727

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$9,026	$—	$9,026
Europe	29,343	268,606	—	297,949
Latin America	19,092	—	—	19,092
Middle East/Central Asia	2,676	37,858	—	40,534
North America	12,529	—	—	12,529
Pacific Basin	59,586	232,688	—	292,274
Preferred Stocks
Europe	—	16,776	—	16,776
Total Investments in Securities	$123,226	$564,954	$—	$688,180
There were no Level 3 investments as of January 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor International Growth Fund
Portfolio of Investments—Continued

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2022, the aggregate value of these securities was $46,808 or 7% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Small Cap Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—94.9%
Shares		Value
AEROSPACE & DEFENSE—1.9%
95,290	Hensoldt AG (Germany)*	$1,298
AUTO COMPONENTS—1.6%
636,825	Johnson Electric Holdings Ltd. (Hong Kong)	1,083
BANKS—1.7%
426,219	Virgin Money UK plc (United Kingdom)	1,103
BEVERAGES—1.7%
369,090	C&C Group plc (Ireland)*	1,107
CAPITAL MARKETS—1.4%
489,576	TP ICAP Group plc (Jersey)	928
CHEMICALS—5.0%
39,700	KH Neochem Co. Ltd. (Japan)	1,018
85,846	Neo Performance Materials Inc. (Canada)	1,207
40,498	Victrex plc (United Kingdom)	1,128
		3,353
COMMERCIAL SERVICES & SUPPLIES—6.0%
64,020	ISS AS (Denmark)*	1,206
44,076	Loomis AB (Sweden)	1,132
198,527	Mears Group PLC (United Kingdom)	524
621,742	Serco Group plc (United Kingdom)	1,125
		3,987
CONSTRUCTION & ENGINEERING—2.0%
214,830	Maire Tecnimont SpA (Italy)	1,026
16,735	Raito Kogyo Co. Ltd. (Japan)	273
		1,299
CONSUMER FINANCE—3.0%
14,744	Cembra Money Bank AG (Switzerland)	1,014
235,401	Resurs Holding AB (Sweden)[1]	966
		1,980
CONTAINERS & PACKAGING—0.9%
39,600	BillerudKorsnas AB (Sweden)	630
DISTRIBUTORS—1.8%
31,236	PALTAC Corp. (Japan)	1,197
ELECTRICAL EQUIPMENT—1.4%
23,083	Mersen SA (France)	963
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—9.5%
54,009	Amano Corp. (Japan)	1,083
75,310	Daiwabo Holdings Co. Ltd. (Japan)	1,077
19,585	Landis+Gyr Group AG (Switzerland)*	1,292
19,000	Nohmi Bosai Ltd. (Japan)	350
90,272	Optex Group Co. Ltd. (Japan)	1,203
101,520	Venture Corp. Ltd. (Singapore)	1,330
		6,335
ENERGY EQUIPMENT & SERVICES—1.9%
80,533	Technip Energies NV (France)*	1,232
FOOD & STAPLES RETAILING—1.5%
85,168	Qol Holdings Co. Ltd. (Japan)	992
FOOD PRODUCTS—6.9%
922,125	Aryzta AG (Switzerland)*	1,058
119,303	Elders Ltd. (Australia)	922
44,401	Glanbia plc (Ireland)	610
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
2,005,882	Japfa Ltd. (Singapore)	$917
35,161	Morinaga & Co. Ltd. (Japan)	1,121
		4,628
HEALTH CARE PROVIDERS & SERVICES—0.3%
28	BML Inc. (Japan)	1
65,016	Healius Ltd. (Australia)	206
		207
HOTELS, RESTAURANTS & LEISURE—3.7%
77,810	RESORTTRUST, Inc. (Japan)	1,246
100,488	Round One Corp. (Japan)	1,226
		2,472
INDUSTRIAL CONGLOMERATES—1.4%
24,653	Indus Holding AG (Germany)	946
INSURANCE—7.4%
28,635	ASR Nederland NV (Netherlands)	1,331
84,743	Coface SA (France)	1,121
305,540	Direct Line Insurance Group plc (United Kingdom)	1,260
548,577	Mapfre SA (Spain)	1,191
5,176	Solid Forsakring AB (Sweden)*	30
		4,933
INTERNET & DIRECT MARKETING RETAIL—1.6%
63,979	TAKKT AG (Germany)	1,083
IT SERVICES—2.0%
45,394	Tietoevry OYJ (Finland)	1,351
MACHINERY—5.7%
9,679	Krones AG (Germany)	961
33,527	Nabtesco Corp. (Japan)	1,048
17,080	Norma Group SE (Germany)	620
66,389	OSG Corp. (Japan)	1,169
		3,798
MEDIA—5.0%
276,328	Atresmedia Corp. de Medios de Comunicacion SA (Spain)*	1,075
29,343	Criteo SA ADR (France)*,2	992
22,233	RTL Group SA (Luxembourg)	1,258
		3,325
OIL, GAS & CONSUMABLE FUELS—1.5%
966,860	Beach Energy Ltd. (Australia)	1,021
PAPER & FOREST PRODUCTS—1.9%
337,587	Navigator Co. SA (Portugal)	1,274
PERSONAL PRODUCTS—1.4%
126,905	Ontex Group NV (Belgium)*	929
PROFESSIONAL SERVICES—1.0%
48,843	BeNext-Yumeshin Group Co. (Japan)	666
ROAD & RAIL—1.7%
221,057	Redde Northgate plc (United Kingdom)	1,152
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.2%
33,808	Tower Semiconductor Ltd. (Israel)*	1,162
102,632	X-FAB Silicon Foundries SE (Belgium)*,1	1,000
		2,162

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—3.4%
103,745	Computer Engineering & Consulting Ltd. (Japan)	$970
135,639	TomTom NV (Netherlands)*	1,296
		2,266
TEXTILES, APPAREL & LUXURY GOODS—1.8%
1,331,400	Coats Group plc (United Kingdom)	1,178
TRADING COMPANIES & DISTRIBUTORS—1.8%
59,882	Kanamoto Co. Ltd. (Japan)	1,165
TRANSPORTATION INFRASTRUCTURE—1.9%
268,267	ENAV SpA (Italy)*,1	1,233
COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—0.0%
1,089	Millicom International Cellular SA SDR (Luxembourg)*,2	$29
TOTAL COMMON STOCKS
(Cost $61,082)		63,305
TOTAL INVESTMENTS—94.9%
(Cost $61,082)		63,305
CASH AND OTHER ASSETS, LESS LIABILITIES—5.1%		3,422
TOTAL NET ASSETS—100.0%		$66,727

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$1,117	$38,535	$—	$39,652
Middle East/Central Asia	1,162	—	—	1,162
North America	1,207	—	—	1,207
Pacific Basin	—	21,284	—	21,284
Total Investments in Securities	$3,486	$59,819	$—	$63,305
There were no Level 3 investments as of January 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2022, the aggregate value of these securities was $3,199 or 5% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Overseas Fund
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—98.7%
Shares		Value
AIR FREIGHT & LOGISTICS—2.7%
16,673	Deutsche Post AG (Germany)	$1,003
4,167	DSV AS (Denmark)	847
		1,850
AUTO COMPONENTS—0.2%
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	48
400	Linamar Corp. (Canada)	22
3,100	Mahle-Metal Leve SA (Brazil)	19
5,106	Metair Investments Ltd. (South Africa)	10
3,500	Yokohama Rubber Co. Ltd. (Japan)	51
		150
AUTOMOBILES—1.5%
8,058	Bayerische Motoren Werke AG (Germany)	853
21,200	Mazda Motor Corp. (Japan)	163
		1,016
BANKS—5.6%
165,800	Bangkok Bank PCL NVDR (Thailand)[1]	672
88,736	Bank Leumi Le-Israel BM (Israel)*	952
7,842	BNK Financial Group Inc. (South Korea)	53
408	BNP Paribas Bank Polska SA (Poland)*	8
30,289	Commercial Bank of Dubai PSC (United Arab Emirates)	37
103,606	Commercial Bank PSQC (Qatar)	204
7,654	Erste Group Bank AG (Austria)	355
53,361	Faisal Islamic Bank of Egypt (Egypt)*	52
5,427	ING Groep NV (Netherlands)*	80
34,200	Japan Post Bank Co. Ltd. (Japan)	336
13,214	Qatar National Bank QPSC (Qatar)	79
7,647	Raiffeisen Bank International AG (Austria)*	213
1,429	Shinhan Financial Group Co. Ltd. (South Korea)*	46
19,197	Societe Generale SA (France)	713
		3,800
BEVERAGES—0.8%
76,551	Australian Vintage Ltd. (Australia)	39
8,948	Diageo plc (United Kingdom)	453
16,198	Ginebra San Miguel Inc. (Philippines)	37
833	Kofola Ceskoslovensko AS (Czech Republic)	12
		541
BIOTECHNOLOGY—1.1%
2,184	Genmab AS (Denmark)*	744
BUILDING PRODUCTS—2.8%
10,800	BRC Asia Ltd. (Singapore)	13
11,262	Compagnie de Saint-Gobain (France)*	762
2,932	Deceuninck NV (Belgium)	11
476	FM Mattsson Mora Group AB (Sweden)	12
1,234	Geberit AG (Switzerland)	838
75,000	Jiachen Holding Group Ltd. (Hong Kong)*	11
5,400	Maezawa Kasei Industries Co. Ltd. (Japan)	59
5,888	Norcros plc (United Kingdom)	24
4,400	Okabe Co. Ltd. (Japan)	28
97,898	RAS Al Khaimah Ceramics (United Arab Emirates)	80
465	Zehnder Group AG (Switzerland)	43
		1,881
CAPITAL MARKETS—1.9%
2,900	Alaris Equity Partners Income Unit (Canada)	41
31,700	CI Financial Corp (Canada)	588
313	Cie Financiere Tradition SA (Switzerland)	36
5,328	Equita Group SpA (Italy)	22
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
13,585	Euroz Ltd. (Australia)	$16
2,082	Fiducian Group Ltd. (Australia)	11
361,000	Guotai Junan International Holdings Ltd. (Hong Kong)	49
69,244	Investec plc (United Kingdom)	399
4,100	IwaiCosmo Holdings Inc. (Japan)	49
11,000	Marusan Securities Co. Ltd. (Japan)	50
2,296	Ratos AB NPV SER A (Sweden)	14
2,377	Titanium OYJ (Finland)	40
		1,315
CHEMICALS—2.4%
2,900	DAI Nippon Toryo Co. Ltd. (Japan)	20
42,387	DGL Group Ltd. (Australia)*	80
68,332	ICL Group Ltd. (Israel)	618
180,998	Incitec Pivot Ltd. (Australia)	424
2,800	Ishihara Sangyo Kaisha Ltd. (Japan)	28
574	KPX Chemical Co. Ltd. (South Korea)	24
2,800	Kyowa Leather Cloth Co. Ltd. (Japan)	16
3,426	Misr Fertilizers Production Co. SAE (Egypt)	19
2,000	Moresco Corp. (Japan)	20
5,500	Neo Performance Materials Inc. (Canada)	77
2,200	Nippon Carbide Industries Co. Inc. (Japan)*	27
3,513	NOROO Holdings Co. Ltd. (South Korea)	35
2,511	OCI (Netherlands)*	68
728	PCC Rokita SA (Poland)	15
21,100	PTT Global Chemical PCL NVDR (Thailand)[1]	36
1,600	Sakai Chemical Industry Co. Ltd. (Japan)	29
600	Soken Chemical & Engineering Co. Ltd. (Japan)	9
8,119	Thrace Plastics Holding And Co. (Greece)	58
174	Wacker Chemie AG (Germany)	25
		1,628
COMMERCIAL SERVICES & SUPPLIES—0.4%
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)*	17
340	Fursys Inc. (South Korea)	10
14,200	Kokuyo Co. Ltd. (Japan)	207
1,000	Nakamoto Packs Co. Ltd. (Japan)	15
700	Pilot Corp. (Japan)	25
1,400	Pronexus Inc. (Japan)	13
		287
COMMUNICATIONS EQUIPMENT—1.5%
36,328	Net Insight AB (Sweden)*	21
2,331	Radware Ltd. (Israel)*	78
74,007	Telefonaktiebolaget LM Ericsson (Sweden)	924
		1,023
CONSTRUCTION & ENGINEERING—0.2%
122,000	Analogue Holdings Ltd. (Hong Kong)	28
24,388	Boustead Singapore Ltd. (Singapore)	17
305	Burkhalter Holding AG (Switzerland)	21
2,516	Hwasung Industrial Co. Ltd. (South Korea)	31
197,200	Naim Holdings BHD (Malaysia)*	29
3,722	Orascom Construction plc (United Arab Emirates)	17
2,600	Yamato Corp. (Japan)	16
		159
CONSTRUCTION MATERIALS—1.6%
14,211	Breedon Group plc (United Kingdom)*	17
33,448	Fletcher Building Ltd. (New Zealand)	142
23,866	James Hardie Industries PLC CDI (Australia)*,1	803
12,394	Qatar National Cement Co. QPSC (Qatar)*	19
19,932	Steppe Cement Ltd. (Malaysia)*	10

Harbor Overseas Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—Continued
29,705	Wagners Holding Co. Ltd. (Australia)*	$32
338,819	West China Cement Ltd. (China)	57
		1,080
CONSUMER FINANCE—0.2%
14,100	AEON Financial Service Co. Ltd. (Japan)	148
CONTAINERS & PACKAGING—0.2%
15,300	BP Plastics Holding BHD (Malaysia)	5
39,400	Hanwell Holdings Ltd. (Singapore)	12
28,882	Mpact Ltd. (South Africa)*	66
11,718	Orora Ltd. (Australia)	29
7,533	Pro-Pac Packaging Ltd. (Australia)	7
		119
DISTRIBUTORS—0.1%
4,194	Inchcape plc (United Kingdom)	47
1,800	Uni-Select Inc. (Canada)*	34
		81
DIVERSIFIED CONSUMER SERVICES—0.0%
7,627	Shine Justice Ltd. (Australia)	7
3,700	Tear Corp. (Japan)	14
		21
DIVERSIFIED FINANCIAL SERVICES—1.3%
7,555	Exor NV (Italy)	634
4,627	Kinnevik AB (Sweden)*	138
16,843	M&G plc (United Kingdom)	49
78,500	Pacific Century Regional Developments Ltd. (Singapore)	24
17,600	UOB-Kay Hian Holdings Ltd. (Singapore)	21
		866
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
4,273	B Communications Ltd. (Israel)*	19
66,374	Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	114
6,185	KT Corp. (South Korea)	162
604	Magyar Telekom Telecommunications plc ADR (Hungary)[1]	4
122	Telefonica SA (Spain)	1
		300
ELECTRIC UTILITIES—1.2%
6,795	Contact Energy Ltd. (New Zealand)	35
28,066	Fortum OYJ (Finland)	758
		793
ELECTRICAL EQUIPMENT—1.2%
1,000	Mirai Industry Co. Ltd. (Japan)	14
42,900	Mitsubishi Electric Corp. (Japan)	537
562	Somfy SA (France)	103
2,200	Takaoka Toko Co. Ltd. (Japan)	27
360,000	Time Interconnect Technology Ltd. (Hong Kong)	45
51,000	Xingye Alloy Materials Group Ltd. (Hong Kong)*	7
5,546	Zumtobel Group AG (Austria)	51
		784
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
277	Austria Technologie & Systemtechnik AG (Austria)*	13
3,400	Celestica Inc. (Canada)*	42
77,905	Datatec Ltd. (South Africa)*	193
10,065	Eroad Ltd. (New Zealand)*	30
5,000	Hamamatsu Photonics KK (Japan)	256
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
13,314	Hon Hai Precision Industry Co. Ltd. GDR (Taiwan)[1]	$94
320	Nedap NV (Netherlands)	22
2,700	Nihon Denkei Co. Ltd. (Japan)	31
9,700	Nissha Co. Ltd. (Japan)	124
3,800	Osaki Electric Co. Ltd. (Japan)	15
12,592	Rakon Ltd. (New Zealand)*	15
39	Schaffner Holding AG (Switzerland)	14
2,700	Sigma Koki Co. Ltd. (Japan)	37
2,000	Sun-Wa Technos Corp. (Japan)	23
3,300	Topcon Corp. (Japan)	45
		954
ENERGY EQUIPMENT & SERVICES—0.1%
149,000	Hilong Holding Ltd. (Hong Kong)*	7
3,900	Pason Systems Inc. (Canada)	39
9,000	PHX Energy Services Corp. (Canada)	36
		82
ENTERTAINMENT—0.0%
46,000	IGG Inc. (Singapore)	29
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.3%
3,700	Boardwalk Real Estate Investment Trust (Canada)	163
1,500	Killam Apartment Real Estate Investment Trust (Canada)	26
		189
FOOD & STAPLES RETAILING—0.8%
2,000	Axial Retailing Inc. (Japan)	57
3,400	Empire Co. Ltd. Class A (Canada)	105
24,397	GrainCorp Ltd. (Australia)	126
15,423	Grupo Comercial Chedraui SA de CV (Mexico)	31
336	Hawesko Holding AG (Germany)	20
4,247	Kesko OYJ Class B (Finland)	134
302	Koninklijke Ahold Delhaize NV (Netherlands)	10
3,500	Medical System Network Co. Ltd. (Japan)	17
2,600	Okuwa Co. Ltd. (Japan)	21
		521
FOOD PRODUCTS—1.3%
39,400	Delfi Ltd. (Singapore)	21
121	Dongwon Industries Co. Ltd. (South Korea)	22
18,055	Finsbury Food Group plc (United Kingdom)	22
2,757	Industrial Milk Co. (Luxembourg)	18
39,600	Innoprise Plantations BHD (Malaysia)*	13
52,300	JBS SA (Brazil)	345
11,000	Kuala Lumpur Kepong BHD (Malaysia)	57
720	LOTTE Confectionery Co. Ltd. (South Korea)	70
298	LOTTE Food Co. Ltd. (South Korea)	79
900	Maeil Holdings Co. Ltd. (South Korea)	7
663	Nestlé SA (Switzerland)	86
119	Neto ME Holdings Ltd. (Israel)	7
6,397	PGG Wrightson Ltd. (New Zealand)*	23
12,189	RCL Foods Ltd. (South Africa)	11
27,953	Ridley Corp. Ltd. (Australia)	28
1,562	Sajodaerim Corp. (South Korea)	34
6,284	Seeka Ltd. (New Zealand)	21
68	Ter Beke SA (Belgium)	9
		873
GAS UTILITIES—0.0%
351	Samchully Co. Ltd. (South Korea)	28

Harbor Overseas Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—3.2%
653	Carl Zeiss Meditec AG (Germany)	$105
303	Coltene Holding AG (Switzerland)*	36
763	Demant AS (Denmark)*	34
13,243	EKF Diagnostics Holdings plc (United Kingdom)*	11
1,100	Fukuda Denshi Co. Ltd. (Japan)	79
11,156	Getinge AB Class B (Sweden)	436
924	Ion Beam Applications (Belgium)	16
36	Paul Hartmann AG (Germany)	13
1,700	Seed Co. Ltd. (Japan)	8
2,102	Sonova Holding AG (Switzerland)	749
385	Straumann Holding AG (Switzerland)	638
2,969	Viemed Healthcare Inc. (Canada)*	14
		2,139
HEALTH CARE PROVIDERS & SERVICES—1.4%
60,000	Ladprao General Hospital NVDR (Thailand)[1]	11
6,322	Oriola Corp. Class A (Finland)	15
951	Oriola OYJ (Finland)	2
34,484	Sonic Healthcare Ltd. (Australia)	929
		957
HEALTH CARE TECHNOLOGY—0.0%
210	Nexus AG (Germany)	15
HOTELS, RESTAURANTS & LEISURE—0.1%
83,100	Jaya Bersama Indo TBK PT (Indonesia)*	1[x]
50,200	Kimly Ltd. (Singapore)	15
628	Kindred Group plc SDR (Malta)[1]	7
3,700	Shidax Corp. (Japan)*	14
		37
HOUSEHOLD DURABLES—0.7%
477	Amica SA (Poland)	13
849	Decora SA (Poland)	7
577	Dom Development SA (Poland)	16
9,466	Husqvarna AB (Sweden)	132
20,900	Nikon Corp. (Japan)	218
600	Panasonic Manufacturing Malaysia BHD (Malaysia)	4
698	Surteco Group SE (Germany)	26
12,780	Toya SA (Poland)	23
		439
HOUSEHOLD PRODUCTS—0.0%
17,202	McBride plc (United Kingdom)*	12
INDUSTRIAL CONGLOMERATES—0.0%
2,561	Industries Qatar QSC (Qatar)	12
14,034	Qatar Industrial Manufacturing Co QSC (Qatar)	13
		25
INSURANCE—4.8%
11,400	Allianz Malaysia BHD (Malaysia)	34
72,081	Aviva plc (United Kingdom)	426
22,200	Dai-ichi Life Holdings Inc. (Japan)	500
4,223	European Reliance General Insurance Co. SA (Greece)	28
6,000	Japan Post Insurance Co. Ltd. (Japan)	105
10,230	NN Group NV (Netherlands)	573
4,900	Sompo Holdings Inc. (Japan)	229
18,400	T&D Holdings Inc. (Japan)	272
18,500	Tokio Marine Holdings Inc. (Japan)	1,104
		3,271
COMMON STOCKS—Continued
Shares		Value
INTERNET & DIRECT MARKETING RETAIL—0.0%
11,000	Hai-O Enterprise BHD (Malaysia)*	$5
763	Vente-Unique.com SA (France)	13
		18
IT SERVICES—2.3%
800	CDS Co. Ltd. (Japan)	11
819	Comarch SA (Poland)	36
15,970	Computershare Ltd. (Australia)	220
4,200	Core Corp. (Japan)	56
266	Digia OYJ (Finland)	2
4,099	Endava plc ADR (United Kingdom)*,1	499
4,200	Fujitsu Ltd. (Japan)	555
576	GFT Technologies SE (Germany)	29
1,300	Himacs Ltd. (Japan)	13
13,611	Wise plc (United Kingdom)*	111
700	Zuken Inc. (Japan)	18
		1,550
LEISURE PRODUCTS—0.1%
2,027	Rapala VMC OYJ (Finland)*	18
1,500	Sankyo Co. Ltd. (Japan)	39
		57
LIFE SCIENCES TOOLS & SERVICES—2.6%
4,402	Ergomed plc (United Kingdom)*	67
6,472	Eurofins Scientific SE (France)	650
9,620	Qiagen NV (Netherlands)*	476
1,305	Sartorius Stedim Biotech (France)	572
		1,765
MACHINERY—1.3%
3,623	Andritz AG (Austria)	193
11,508	CNH Industrial NV (Italy)	175
7,300	Daihatsu Diesel Manufacturing Co Ltd. (Japan)	34
268	Exel Industries (France)	23
69,237	Famur SA (Poland)*	46
3,300	Freund Corp. (Japan)	21
54	Groupe Gorge SA (France)	1
7,500	Hino Motors Ltd. (Japan)	65
1,813	Iveco Group NV (Italy)*	19
1,300	Nichias Corp. (Japan)	30
371	Palfinger AG (Austria)	13
81	Prodways Group SA (France)*	—
600	Rix Corp. (Japan)	8
16,897	Skellerup Holdings Ltd. (New Zealand)	66
7,500	Techtronic Industries Co. Ltd. (Hong Kong)	124
2,200	Tokyo Keiki Inc. (Japan)	19
2,600	Torishima Pump Manufacturing Co. Ltd. (Japan)	21
		858
MARINE—3.8%
238	AP Moller - Maersk AS (Denmark)	855
2,647	Kuehne + Nagel International AG (Switzerland)	747
167,000	Samudera Shipping Line Ltd. (Singapore)*	62
119,000	SITC International Holdings Co. Ltd. (Hong Kong)	454
1,724	Wilson ASA (Norway)	15
6,516	ZIM Integrated Shipping Services Ltd. (Israel)	435
		2,568
MEDIA—1.2%
4,842	Bloomsbury Publishing plc (United Kingdom)	25
578	Cogeco Inc. (Canada)	37
4,472	Corus Entertainment Inc. (Canada)	18

Harbor Overseas Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
1,900	FAN Communications Inc. (Japan)	$6
85	GTN Ltd. (Australia)*	—
2,451	HighCo SA (France)	16
53,310	NZME Ltd. (New Zealand)*	45
302,000	Pico Far East Holdings Ltd. (Hong Kong)	50
33,805	PRT Co. Ltd. (Australia)*	2[x]
8,968	Publicis Groupe SA (France)	608
		807
METALS & MINING—8.4%
1,215	Alumetal SA (Poland)	17
18,541	Anglo American plc (United Kingdom)	817
22,947	Base Resources Ltd. (Australia)	5
35,373	Boryszew SA (Poland)*	30
15,200	Capstone Mining Corp. (Canada)*	65
27,813	Evraz plc (United Kingdom)	189
17,744	Gem Diamonds Ltd. (United Kingdom)*	12
71,096	IGO Ltd. (Australia)	602
93,363	Iluka Resources Ltd. (Australia)	694
21,431	Imdex Ltd. (Australia)	45
79,862	Lynas Rare Earths Ltd. (Australia)*	516
26,518	MACA Ltd. (Australia)	13
13,487	Mineral Resources Ltd. (Australia)	536
29,426	OZ Minerals Ltd. (Australia)	510
137,664	Sandfire Resources Ltd. (Australia)	662
218,648	South32 Ltd. (Australia)	602
140	Stalprodukt SA (Poland)	9
9,600	Stelco Holdings Inc. (Canada)	278
217	Ternium SA ADR (Luxembourg)[1]	9
2,700	Tree Island Steel Ltd. (Canada)	10
143,000	Xiwang Special Steel Co. Ltd. (Hong Kong)*	7
1,873	Zimplats Holdings Ltd. (Guernsey)	32
		5,660
MULTILINE RETAIL—0.3%
76,271	Marks & Spencer Group plc (United Kingdom)*	223
OIL, GAS & CONSUMABLE FUELS—8.7%
250,300	ABM Investama TBK PT (Indonesia)*	25
15,700	Africa Oil Corp. (Canada)*	26
10,984	Aker BP ASA (Norway)	379
10,400	Bayan Resources TBK PT (Indonesia)	27
14,300	Birchcliff Energy Ltd. (Canada)	71
34,426	BP plc ADR (United Kingdom)[1]	1,064
214,500	Bukit Asam TBK PT (Indonesia)	43
2,300	Canadian Natural Resources Ltd. (Canada)	117
13,600	CES Energy Solutions Corp. (Canada)	26
7,000	Crew Energy Inc. (Canada)*	20
67,210	Eni SpA (Italy)	1,010
26,800	Equinor ASA (Norway)	739
26,200	Gear Energy Ltd. (Canada)*	28
3,453	Hargreaves Services plc (United Kingdom)	23
344,350	Horizon Oil Ltd. (Australia)*	24
7,900	INPEX Corp. (Japan)	80
18,000	Kelt Exploration Ltd. (Canada)*	78
6,820	Lubelski Wegiel Bogdanka SA (Poland)*	52
13,891	Lundin Energy AB (Sweden)	565
6,593	New Zealand Refining Co. Ltd. (New Zealand)*	4
7,750	OMV AG (Austria)	474
33,739	Petroleo Brasileiro SA ADR (Brazil)[1]	450
33,000	Pine Cliff Energy Ltd. (Canada)*	19
182,800	PT Indika Energy TBK (Indonesia)*	27
52,200	PT Prima Andalan Mandiri TBK (Indonesia)*	13
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
29,600	PT United Tractors TBK (Indonesia)	$48
13,400	Tourmaline Oil Corp. (Canada)	478
		5,910
PAPER & FOREST PRODUCTS—0.2%
15,838	Arctic Paper SA (Poland)*	35
2,600	Daiken Corp. (Japan)	48
1,311	Midway Ltd. (Australia)*	1
7,200	Mitsubishi Paper Mills Ltd. (Japan)	20
25,869	Western Forest Products Inc. (Canada)	41
		145
PERSONAL PRODUCTS—0.1%
1,500	Cota Co. Ltd. (Japan)	20
88	L'Oreal SA (France)	38
		58
PHARMACEUTICALS—11.1%
102	ALK-Abello AS (Denmark)*	43
35,885	GlaxoSmithKline plc (United Kingdom)	801
14,414	GlaxoSmithKline plc ADR (United Kingdom)[1]	646
1,436	Ipsen SA (France)	140
4,263	Merck KGaA (Germany)	935
3,739	Novartis AG (Switzerland)*	325
13,173	Novo Nordisk AS (Denmark)	1,310
284	Orion OYJ Class A (Finland)	11
18,448	Recordati Industria Chimica E Farmaceutica SpA (Italy)	1,033
5,599	Roche Holding AG (Switzerland)	2,167
562	Vetoquinol SA (France)	83
		7,494
PROFESSIONAL SERVICES—2.6%
600	Abist Co. Ltd. (Japan)	15
3,529	Brunel International NV (Netherlands)	43
1,745	Impellam Group plc (United Kingdom)*	12
1,100	JAC Recruitment Co. Ltd. (Japan)	19
2,723	Kelly Partners Group Holdings Ltd. (Australia)	9
5,300	Nihon M&A Center Inc. (Japan)	82
12,621	Poolia AB (Sweden)	28
14,000	Recruit Holdings Co. Ltd. (Japan)	692
800	Sigmaxyz Holdings Inc. (Japan)	15
3,500	Space Co. Ltd. (Japan)	27
8,292	Wolters Kluwer NV (Netherlands)	844
		1,786
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.4%
3,909	Almogim Holdings Ltd. (Israel)*	10
5,300	Daito Trust Construction Co. Ltd. (Japan)	608
6,500	Daiwa House Industry Co. Ltd. (Japan)	188
23,367	Emaar Development PJSC (United Arab Emirates)*	28
116,681	Ever Reach Group Holdings Co. Ltd. (Hong Kong)*	16
998	K Wah International Holdings Ltd. (Hong Kong)	—
75,300	KSL Holdings BHD (Malaysia)*	12
100	Mainstreet Equity Corp. (Canada)*	10
2,077	Melcor Developments Ltd. (Canada)	24
20,963	Modern Land China Co. Ltd. (Hong Kong)	—
57,300	Propnex Ltd. (Singapore)	69
		965
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.6%
311	ASML Holding NV (Netherlands)	211
319	ChipMos Technologies Inc. ADR (Taiwan)[1]	10
2,000	Disco Corp. (Japan)	550

Harbor Overseas Fund
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
700	MegaChips Corp. (Japan)	$25
3,300	ROHM Co. Ltd. (Japan)	278
3,600	SCREEN Holdings Co. Ltd. (Japan)	361
5,109	STMicroelectronics NV New York Registry Shares (France)	240
2,600	Thine Electronics Inc. (Japan)*	21
1,500	Tokyo Seimitsu Co. Ltd. (Japan)	64
		1,760
SOFTWARE—3.9%
2,018	Atlassian Corp. plc (Australia)*	655
2,919	Bytes Technology Group plc (United Kingdom)*	18
8,044	Check Point Software Technologies Ltd. (Israel)*	973
4,783	F-Secure OYJ (Finland)	24
7,926	Gentrack Group Ltd. (New Zealand)*	10
5,400	ISB Corp. (Japan)	43
1,770	Nemetschek SE (Germany)	161
29,047	Nitro Software Ltd. (Australia)*	38
600	NTT Data Intramart Corp. (Japan)	11
1,953	Objective Corp. Ltd. (Australia)	22
5,096	ReadyTech Holdings Ltd. (Australia)*	12
44,728	Sage Group plc (United Kingdom)	437
1,801	Telcoware Co. Ltd. (South Korea)	15
1,300	Trend Micro Inc. (Japan)	69
4,894	WiseTech Global Ltd. (Australia)	159
		2,647
SPECIALTY RETAIL—0.8%
5,300	Aritzia Inc. (Canada)*	246
3,500	AT Group Co. Ltd. (Japan)	48
6,743	Autosports Group Ltd. (Australia)	9
1,100	BMTC Group Inc. (Canada)	13
3,499	Briscoe Group Ltd. (New Zealand)	14
10,315	Carasso Motors Ltd. (Israel)*	70
441	Castro Model Ltd. (Israel)*	15
3,391	Frasers Group plc (United Kingdom)*	34
1,100	Himaraya Co. Ltd. (Japan)	9
21,889	Luk Fook Holdings International Ltd. (Hong Kong)	58
117,800	Maxi-Cash Financial Services Corp. Ltd. (Singapore)	15
6,986	Naturhouse Health SAU (Spain)*	15
70	Samse SA (France)	16
		562
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.3%
5,300	Brother Industries Ltd. (Japan)	97
29,300	Canon Inc. (Japan)	693
1,712	EVS Broadcast Equipment SA (Belgium)	41
7,710	Gefran SpA (Italy)	93
4,600	Maxell Ltd. (Japan)	49
38,000	Seiko Epson Corp. (Japan)	592
		1,565
TEXTILES, APPAREL & LUXURY GOODS—1.3%
4,465	Cie Financiere Richemont SA (Switzerland)	649
3,800	Gildan Activewear Inc. (Canada)	151
600	Rhythm Co. Ltd. (Japan)	7
55	Swatch Group AG (Switzerland)*	16
34,500	Texhong Textile Group Ltd. (Hong Kong)	45
836	Van de Velde NV (Belgium)	31
		899
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.4%
80,000	Apac Resources Ltd. (Hong Kong)	$11
956	Ferguson plc (United Kingdom)	150
38,601	Ferreycorp SAA (Peru)	26
829	Ferronordic AB (Sweden)	24
9,000	Finning International Inc. (Canada)	251
2,349	Jacquet Metals SA (France)	58
4,900	Kanematsu Corp. (Japan)	53
800	Nanyo Corp. (Japan)	13
900	Nice Corp. (Japan)	14
2,300	Parker Corp (Japan)	10
479	Rexel SA (France)	11
6,100	Richelieu Hardware Ltd. (Canada)	240
1,165	Sanistal AS (Denmark)*	13
3,300	Takamiya Co. Ltd. (Japan)	11
4,007	TIM SA (Poland)	38
		923
TRANSPORTATION INFRASTRUCTURE—0.9%
21,500	Orient Overseas International Ltd. (Hong Kong)	532
91,000	Qilu Expressway Co. Ltd. (China)	35
6,580	Stalexport Autostrady SA (Poland)	6
		573
WATER UTILITIES—0.0%
59,200	Taliworks Corp. BHD (Malaysia)	13
TOTAL COMMON STOCKS
(Cost $63,230)		66,963

PREFERRED STOCKS—1.0%
AUTO COMPONENTS—0.1%
6,114	Schaeffler AG (Germany)	45
CHEMICALS—0.3%
24,700	Braskem SA (Brazil)*	229
HOUSEHOLD DURABLES—0.5%
6,335	LG Electronics Inc. (South Korea)	326
MACHINERY—0.1%
220	Jungheinrich AG (Germany)	9
173	KSB SE & Co. KGaA (Germany)	72
		81
TOTAL PREFERRED STOCKS
(Cost $534)		681
TOTAL INVESTMENTS—99.7%
(Cost $63,764)		67,644
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		186
TOTAL NET ASSETS—100.0%		$67,830

Harbor Overseas Fund
Portfolio of Investments—Continued

RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
BP Plastics Holding BHD	2,040	MYR 2.45	12/14/2026	$ —	$—

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$—	$352	$—	$352
Europe	5,220	30,526	—	35,746
Latin America	872	—	—	872
Middle East/Central Asia	1,600	2,180	—	3,780
North America	3,434	—	—	3,434
Pacific Basin	2,079	20,699	1	22,779
Preferred Stocks
Europe	—	126	—	126
Latin America	229	—	—	229
Pacific Basin	—	326	—	326
Total Investments in Securities	$13,434	$54,209	$1	$67,644
Financial Derivative Instruments - Assets
Rights/Warrants	$—	$—	$—	$—
Total Investments	$13,434	$54,209	$1	$67,644
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2022. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 01/31/2022 (000s)	Unrealized Gain/ Loss as of 01/31/2022 (000s)
Common Stocks	$2	$—	$—	$—	$—	$(1)	$—	$ (—)	$1	$(9)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2022 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Jaya Bersama Indo TBK PT (Indonesia)*	$ 1	Market Approach	Last Traded Price	IDR 176.00

x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

h	Transferred from Level 3 to Level 2 due to availability of observable market data for pricing
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International & Global Funds
Notes to Portfolios of Investments—January 31, 2022 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2022, the Trust consists of 21 separate portfolios. The portfolios covered by this report are: Harbor Diversified International All Cap Fund, Harbor Emerging Markets Equity Fund, Harbor Focused International Fund, Harbor Global Leaders Fund, Harbor International Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, and Harbor Overseas Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
  Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts and options contracts, including rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements (including centrally cleared swaps), derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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For more information
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.IG.0120